UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2005

Item 1. Reports to Stockholders

Fidelity® Floating Rate Central
Investment Portfolio

Semiannual Report

March 31, 2005

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

FR1-SANN-0505 403010
1.814673.100

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 15, 2004 to March 31, 2005). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2004 to March 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value March 31, 2005	Expenses Paid During Period
Actual	$ 1,000.00	$ 1,014.70	$ .14 A
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.70	$ .24 B

A Actual expenses are equal to the Fund's annualized expense ratio of .0469%; multiplied by the average account value over the period, multiplied by 107/365 (to reflect the period December 15, 2004 to March 31, 2005).

B Hypothetical expenses are equal to the Fund's annualized expense ratio of .0469%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Summary

Top Five Holdings as of March 31, 2005
(by issuer, excluding cash equivalents)	% of fund's net assets
Iron Mountain, Inc.	2.6
HCA, Inc.	2.3
Smurfit-Stone Container Enterprises, Inc.	2.3
General Motors Acceptance Corp.	2.3
Travelcenters of America, Inc.	2.2
11.7
Top Five Market Sectors as of March 31, 2005
% of fund's net assets
Healthcare	11.8
Telecommunications	9.2
Cable TV	7.3
Services	7.0
Automotive	6.4
Quality Diversification (% of fund's net assets)
As of March 31, 2005
BBB 2.3%
BB 38.5%
B 28.0%
CCC,CC,C 1.5%
Not Rated 29.1%
Short-Term Investments and Net Other Assets 0.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of March 31, 2005*
Floating Rate Loans 93.8%
Nonconvertible Bonds 5.6%
Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	8.2%

Semiannual Report

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (b) - 93.8%
	Principal Amount	Value (Note 1)
Automotive - 6.4%
Accuride Corp. term loan 5.2869% 1/31/12 (a)	$ 2,940,000	$ 2,954,700
AM General LLC Tranche B1, term loan 7.1472% 11/1/11 (a)	3,950,000	4,048,750
Goodyear Tire & Rubber Co. Tranche B, term loan 9.25% 3/31/06 (a)	3,000,000	3,030,000
Tower Automotive, Inc. term loan 6.1875% 2/2/07 (a)	1,340,000	1,360,100
Travelcenters of America, Inc. term loan 4.51% 10/1/08 (a)	7,543,240	7,618,672
TRW Automotive Holdings Corp. Tranche B, term loan 4.375% 6/30/12 (a)	2,784,675	2,802,080
		21,814,302
Broadcasting - 2.0%
Cumulus Media, Inc.:
Tranche E, term loan 4.5% 3/28/10 (a)	2,000,000	2,025,000
Tranche F, term loan 4.25% 3/28/10 (a)	985,000	998,544
Nexstar Broadcasting, Inc. Tranche B, term loan 4.87% 10/1/12 (a)	3,900,000	3,919,500
		6,943,044
Building Materials - 0.4%
Goodman Global Holdings, Inc. term loan 5.125% 12/23/11 (a)	1,216,950	1,235,204
Cable TV - 7.3%
Adelphia Communications Corp. Tranche B, term loan 5.375% 3/31/06 (a)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 7.75% 6/30/09 (a)	3,000,000	2,977,500
Charter Communication Operating LLC Tranche A, term loan 5.73% 4/27/10 (a)	2,642,875	2,646,179
Mediacom LLC Tranche B, term loan 4.9946% 3/31/13 (a)	2,992,500	3,048,609
NTL Investment Holdings Ltd. Tranche B, term loan 5.2038% 6/13/12 (a)	3,000,000	3,037,500
UPC Broadband Holding BV Tranche H2, term loan 5.752% 3/8/12 (a)	3,940,000	3,979,400
UPC Distribution Holdings BV Tranche F, term loan 5.98% 12/31/11 (a)	4,000,000	4,070,000
WideOpenWest Illinois, Inc. Tranche B, term loan 9.25% 6/22/11 (a)	2,600,000	2,626,000
		24,847,438
Floating Rate Loans (b) - continued
	Principal Amount	Value (Note 1)
Capital Goods - 1.6%
Alliance Laundry Systems LLC term loan 4.9903% 1/27/12 (a)	$ 1,980,000	$ 2,014,650
GenTek, Inc. term loan 5.8057% 2/28/11 (a)	3,000,000	3,030,000
Hexcel Corp. Tranche B, term loan 4.625% 3/1/12 (a)	450,000	456,188
		5,500,838
Chemicals - 2.4%
Celanese Holding LLC term loan:
delay draw 4/6/11 (a)	555,661	563,995
5.625% 4/6/11 (a)	2,342,430	2,377,567
Mosaic Co. Tranche B, term loan 4.8894% 2/21/12 (a)	1,900,000	1,926,125
PQ Corp. term loan 4.75% 2/11/12 (a)	3,300,000	3,357,750
		8,225,437
Consumer Products - 2.6%
Burt's Bees, Inc. term loan 5.9% 3/28/10 (a)	400,000	405,500
Central Garden & Pet Co. Tranche B, term loan 4.566% 5/14/09 (a)	398,991	402,981
Del Laboratories, Inc. term loan 5.2762% 7/27/11 (a)	548,625	554,111
Fender Musical Instrument Corp. Tranche B, term loan 7% 5/16/12 (a)	810,000	818,100
Hunter Fan Co. term loan 5.35% 3/23/12 (a)	700,000	712,285
Jostens IH Corp. Tranche A, term loan 5.44% 10/4/10 (a)	2,250,000	2,278,125
Oreck Corp. term loan 5.85% 2/2/12 (a)	997,500	1,016,203
Rayovac Corp. term loan 4.7513% 2/7/12 (a)	500,000	506,875
Simmons Bedding Co. Tranche C, term loan 5.8275% 12/19/11 (a)	2,000,000	2,030,000
		8,724,180
Diversified Financial Services - 0.9%
Refco Finance Holdings LLC term loan 4.85% 8/5/11 (a)	2,990,741	3,024,387
Diversified Media - 1.2%
Lamar Media Corp.:
Tranche A, term loan 4.1899% 6/30/09 (a)	962,500	968,516
Tranche C, term loan 4.5313% 6/30/10 (a)	2,992,500	3,029,906
		3,998,422
Floating Rate Loans (b) - continued
	Principal Amount	Value (Note 1)
Electric Utilities - 2.6%
NRG Energy, Inc.:
Credit-Linked Deposit 4.8675% 12/24/11 (a)	$ 1,706,250	$ 1,731,844
term loan 5.2532% 12/24/11 (a)	2,188,266	2,221,090
Reliant Energy, Inc. term loan 6.0223% 4/30/10 (a)	2,000,000	2,017,500
Texas Genco LLC term loan 5.0187% 12/14/11 (a)	2,992,500	3,033,647
		9,004,081
Energy - 4.7%
El Paso Corp. Credit-Linked Deposit 5.44% 11/22/09 (a)	6,000,000	6,060,000
Hawkeye Renewables LLC term loan 6.005% 1/31/12 (a)	2,100,000	2,100,000
LB Pacific LP term loan 6.0068% 3/3/12 (a)	4,000,000	4,055,000
SemGroup LP term loan 7.5% 3/1/11 (a)	3,000,000	3,019,290
Universal Compression, Inc. term loan 4.85% 2/15/12 (a)	900,000	914,625
		16,148,915
Environmental - 1.3%
Allied Waste Industries, Inc.:
term loan 5.0348% 1/15/12 (a)	2,152,703	2,166,157
Tranche A, Credit-Linked Deposit 4.85% 1/15/12 (a)	797,297	802,280
Envirocare of Utah, Inc. term loan 7.5% 1/31/10 (a)	1,600,000	1,600,000
		4,568,437
Food/Beverage/Tobacco - 2.7%
Commonwealth Brands, Inc. term loan 6.1875% 8/28/07 (a)	210,219	214,423
Constellation Brands, Inc. Tranche B, term loan 4.5945% 11/30/11 (a)	6,438,958	6,538,762
Herbalife International, Inc. term loan 5.16% 12/21/10 (a)	1,995,000	2,004,975
National Dairy Holdings LP term loan 4.83% 3/15/12 (a)	360,000	362,250
		9,120,410
Gaming - 2.5%
Green Valley Ranch Gaming LLC term loan 5.1048% 12/17/11 (a)	2,187,019	2,214,356
Herbst Gaming, Inc. term loan 5.6243% 1/7/11 (a)	400,000	407,000
Isle of Capri Casinos, Inc. term loan 4.5267% 2/3/11 (a)	199,500	202,493
Floating Rate Loans (b) - continued
	Principal Amount	Value (Note 1)
Gaming - continued
Marina District Finance Co., Inc. term loan 4.9859% 10/14/11 (a)	$ 3,990,000	$ 4,039,875
Resorts International Hotel & Casino, Inc. Tranche B1, term loan 4.5293% 4/29/12 (a)	800,000	816,000
Venetian Casino Resort LLC Tranche B, term loan 4.81% 6/15/11 (a)	900,000	909,000
		8,588,724
Healthcare - 11.8%
Advanced Medical Optics, Inc. term loan 4.8427% 6/25/09 (a)	200,000	203,000
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan 5.3214% 2/7/12 (a)	3,300,000	3,337,125
Community Health Systems, Inc. term loan 4.64% 8/19/11 (a)	3,984,987	4,049,744
HCA, Inc. term loan 3.85% 11/9/09 (a)	8,000,000	7,969,996
HealthSouth Corp.:
Credit-Linked Deposit 5.6% 6/14/07 (a)	807,500	815,575
term loan 7% 6/14/07 (a)	2,992,500	3,007,463
Newquest, Inc. Tranche A, term loan 7.75% 3/1/11 (a)	500,000	506,250
PacifiCare Health Systems, Inc. Tranche B, term loan 4.5365% 12/6/10 (a)	6,982,500	7,052,325
Select Medical Holdings Corp. Tranche B, term loan 4.63% 2/24/12 (a)	4,000,000	4,005,000
Vicar Operating, Inc. Tranche F, term loan 4.625% 9/30/08 (a)	5,039,917	5,090,317
Warner Chilcott Corp. term loan 5.5838% 1/18/12 (a)	4,000,000	4,040,000
		40,076,795
Homebuilding/Real Estate - 6.1%
CB Richard Ellis Services, Inc. term loan 4.8539% 3/31/10 (a)	1,461,633	1,472,595
General Growth Properties, Inc. Tranche B, term loan 5.1% 11/12/08 (a)	5,986,546	6,091,310
Lake Las Vegas LLC Tranche 1, term loan 5.4585% 11/1/09 (a)	3,946,622	4,005,822
LNR Property Corp. Tranche B, term loan 5.81% 2/3/08 (a)	4,000,000	4,040,000
Maguire Properties, Inc. Tranche B, term loan 6.5% 3/15/10 (a)	5,000,000	5,050,000
		20,659,727
Floating Rate Loans (b) - continued
	Principal Amount	Value (Note 1)
Hotels - 1.6%
Starwood Hotels & Resorts Worldwide, Inc. term loan 4.1% 10/9/06 (a)	$ 5,409,091	$ 5,422,614
Insurance - 1.5%
Marsh & McLennan Companies, Inc. term loan 3.8125% 12/31/06 (a)	5,000,000	5,012,500
Metals/Mining - 3.2%
Murray Energy Corp. Tranche 1, term loan 5.9375% 1/28/10 (a)	500,000	507,500
Novelis, Inc. term loan 4.5% 1/7/12 (a)	3,738,462	3,794,538
Peabody Energy Corp. term loan 4.2926% 3/21/10 (a)	2,963,943	2,982,468
Trout Coal Holdings LLC / Dakota Tranche 1, term loan 7.25% 3/18/11 (a)	3,700,000	3,737,000
		11,021,506
Paper - 3.4%
Georgia-Pacific Corp. term loan 4.36% 7/2/09 (a)	1,000,000	1,000,000
Koch Cellulose LLC:
term loan 5.34% 5/7/11 (a)	1,963,473	1,995,379
Credit-Linked Deposit 4.44% 5/7/11 (a)	602,945	612,743
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 3.01% 11/1/10 (a)	655,111	666,575
Tranche B, term loan 4.7772% 11/1/11 (a)	5,234,327	5,325,928
Tranche C, term loan 4.875% 11/1/11 (a)	1,932,681	1,966,503
		11,567,128
Publishing/Printing - 4.4%
Advertising Directory Solutions, Inc. Tranche 1, term loan 4.85% 11/9/11 (a)	1,981,500	1,983,977
Dex Media West LLC/Dex Media West Finance Co. Tranche B, term loan 4.6592% 9/9/10 (a)	6,785,182	6,912,405
Liberty Group Operating, Inc. Tranche B, term loan 7.25% 2/28/12 (a)	200,000	203,000
R.H. Donnelley Corp. Tranche B2, term loan 4.7286% 6/30/11 (a)	4,319,795	4,389,991
R.H. Donnelley Corp. Tranche A3, term loan 4.7432% 12/31/09 (a)	1,651,376	1,672,018
		15,161,391
Railroad - 1.7%
Kansas City Southern Railway Co. Tranche B1, term loan 4.5325% 3/30/08 (a)	2,793,000	2,834,895
RailAmerica, Inc. term loan 4.875% 9/29/11 (a)	2,985,314	3,033,825
		5,868,720
Floating Rate Loans (b) - continued
	Principal Amount	Value (Note 1)
Restaurants - 2.9%
Domino's, Inc. term loan 4.875% 6/25/10 (a)	$ 4,809,121	$ 4,869,235
Jack in the Box, Inc. term loan 4.7463% 1/8/11 (a)	3,133,572	3,184,492
Landry's Seafood Restaurants, Inc. term loan 4.5303% 12/28/10 (a)	1,461,338	1,483,258
Ruth's Chris Steak House, Inc. term loan 7.75% 3/11/11 (a)	488,095	492,976
		10,029,961
Services - 7.0%
Coinstar, Inc. term loan 5.13% 7/1/11 (a)	829,322	841,762
DynCorp term loan 6.0625% 2/11/11 (a)	2,000,000	2,010,000
Iron Mountain, Inc.:
term loan 3.6875% 4/2/11 (a)	3,731,641	3,768,958
Tranche R, term loan 4.5625% 4/2/11 (a)	4,983,333	5,033,167
Knowledge Learning Corp. term loan 5.3573% 1/7/12 (a)	4,076,852	4,107,428
Rural/Metro Corp.:
Credit-Linked Deposit 5.25% 3/4/11 (a)	520,882	527,393
term loan 5.43% 3/4/11 (a)	2,009,118	2,034,232
United Rentals, Inc.:
term loan 5.1048% 2/14/11 (a)	2,851,179	2,904,639
Tranche B, Credit-Linked Deposit 4.8224% 2/14/11 (a)	575,996	586,796
Worldspan LP/WS Financing Corp. term loan 7.5% 2/11/10 (a)	2,000,000	2,000,000
		23,814,375
Shipping - 0.1%
Baker Tanks, Inc. term loan 5.6013% 1/30/11 (a)	250,000	253,125
Technology - 3.9%
AMI Semiconductor, Inc. term loan 4.36% 4/1/12 (a)	1,600,000	1,604,000
Fairchild Semiconductor Corp. Tranche B3, term loan 4.688% 12/31/10 (a)	2,065,510	2,086,165
Fidelity National Information Solutions, Inc. Tranche B, term loan 4.51% 3/9/13 (a)	6,200,000	6,215,500
ON Semiconductor Corp. Tranche G, term loan 6.125% 12/15/11 (a)	2,992,500	3,026,166
UGS Holdings, Inc. Tranche C, term loan 4.87% 3/31/12 (a)	500,000	508,125
		13,439,956
Floating Rate Loans (b) - continued
	Principal Amount	Value (Note 1)
Telecommunications - 7.4%
Alaska Communications Systems Holding term loan 5.0925% 2/1/12 (a)	$ 7,100,000	$ 7,197,625
Conversant Holdings, Inc. Tranche B, term loan 6.6206% 3/31/11 (a)	2,000,000	2,005,000
Intelsat Ltd. term loan 4.8425% 7/28/11 (a)	3,252,806	3,293,467
New Skies Satellites BV term loan 5.2235% 5/2/11 (a)	2,420,609	2,453,892
NTELOS, Inc.:
term loan 7.85% 2/24/12 (a)	200,000	202,750
Tranche B, term loan 5.3548% 8/24/11 (a)	997,500	1,002,488
Qwest Corp. Tranche A, term loan 7.39% 6/30/07 (a)	4,000,000	4,135,000
SpectraSite Communications, Inc. Tranche B, term loan 4.52% 5/19/12 (a)	1,995,000	2,019,938
Triton PCS, Inc. term loan 6.1048% 11/18/09 (a)	1,995,000	2,032,406
Valor Telecommunications Enterprises LLC/Valor Finance Corp. Tranche B, term loan 6.2433% 2/14/12 (a)	800,000	811,000
		25,153,566
Textiles & Apparel - 0.2%
St. John Knits International, Inc. Tranche B, term loan 5.625% 3/23/12 (a)	500,000	506,250
TOTAL FLOATING RATE LOANS (Cost $318,526,563)		319,731,433
Nonconvertible Bonds - 5.6%

Diversified Financial Services - 2.3%
General Motors Acceptance Corp.:
3.92% 10/20/05 (a)	5,000,000	4,988,575
4.2025% 9/23/08 (a)	3,000,000	2,738,649
		7,727,224
Technology - 1.5%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,062,500
Telecommunications - 1.8%
Rogers Communications, Inc. 6.135% 12/15/10 (a)	6,000,000	6,195,000
TOTAL NONCONVERTIBLE BONDS (Cost $19,311,680)		18,984,724
Cash Equivalents - 3.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.87%, dated 3/31/05 due 4/1/05) (Cost $10,376,000)	$ 10,376,828	$ 10,376,000
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $348,214,243)		349,092,157
NET OTHER ASSETS - (2.4)%		(8,242,892)
NET ASSETS - 100%		$ 340,849,265
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $10,376,000) (cost $348,214,243) - See accompanying schedule		$ 349,092,157
Cash		2,148,941
Receivable for investments sold		16,244,789
Interest receivable		1,606,180
Total assets		369,092,067

Liabilities
Payable for investments purchased	$ 26,935,608
Distributions payable	1,281,762
Other payables and accrued expenses	25,432
Total liabilities		28,242,802

Net Assets		$ 340,849,265
Net Assets consist of:
Paid in capital		$ 340,000,415
Accumulated net investment income		98,363
Accumulated net realized gain (loss) on investments		(127,427)
Net unrealized appreciation (depreciation) on investments		877,914
Net Assets, for 3,397,257 shares outstanding		$ 340,849,265
Net Asset Value, offering price and redemption price per share ($340,849,265 ÷ 3,397,257 shares)		$ 100.33

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

For the period December 15, 2004 (commencement of operations) to March 31, 2005 (Unaudited)

Investment Income
Interest		$ 2,818,243

Expenses
Independent directors' compensation	$ 170
Custodian fees and expenses	4,435
Audit	25,764
Total expenses before reductions	30,369
Expense reductions	(213)	30,156
Net investment income		2,788,087
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(127,427)
Change in net unrealized appreciation (depreciation) on investment securities		877,914
Net gain (loss)		750,487
Net increase (decrease) in net assets resulting from operations		$ 3,538,574

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period December 15, 2004 (commencement of operations) to March 31, 2005 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,788,087
Net realized gain (loss)	(127,427)
Change in net unrealized appreciation (depreciation)	877,914
Net increase (decrease) in net assets resulting from operations	3,538,574
Distributions to partners from net investment income	(2,689,724)
Affiliated share transactions Proceeds from sales of shares	340,000,415
Total increase (decrease) in net assets	340,849,265

Net Assets
Beginning of period	-
End of period (including accumulated net investment income of $98,363)	$ 340,849,265
Other Information Shares
Sold	3,397,257

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Period ended March 31, 2005E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment income D	1.239
Net realized and unrealized gain (loss)	.228
Total from investment operations	1.467
Distributions to partners from net investment income	(1.137)
Net asset value, end of period	$ 100.33
Total Return B, C	1.47%
Ratios to Average Net Assets F
Expenses before expense reductions	.0469% A
Expenses net of voluntary waivers, if any	.0469% A
Expenses net of all reductions	.0466% A
Net investment income	4.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 340,849
Portfolio turnover rate	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 15, 2004 (commencement of operations) to March 31, 2005.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Floating Rate Central Investment Portfolio (the fund) is a fund of Fidelity Central Investment Portfolios LLC (LLC) which is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified open-end management investment company organized as a Delaware Limited Liability Company. The fund is authorized to issue an unlimited number of shares. Each fund in the LLC is a separate partnership for tax purposes. Shares of the fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Directors believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies, are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as income in the accompanying financial statements.

Semiannual Report

1. Significant Accounting Policies - continued

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the LLC.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital contributions, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, excluding the impact of market discount which is retained in Accumulated Net Investment Income in the accompanying Statement of Assets and Liabilities.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,524,469
Unrealized depreciation	(644,365)
Net unrealized appreciation (depreciation)	880,104
Cost for federal income tax purposes	$ 348,212,053

Due to the fund's partnership structure, the capital accounts within the financial statements are not adjusted for permanent book-tax differences.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities and U.S. government securities, aggregated $364,426,077 and $36,447,196, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Co. Inc. (FMRC), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Share Transactions. The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into the fund, in accordance with the Partnership Agreement. At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all the outstanding shares of the fund.

5. Expense Reductions.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $213.

6. Other.

The fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

On November 18, 2004, the Board of Directors, including the independent Directors (together, the Board), voted to approve the management contract and sub-advisory agreements (the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Directors' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR Co., Inc., and subadvisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline.

Shareholder and Administrative Services. The Board considered the nature, quality, cost and extent of administrative, distribution and shareholder services performed by the Investment Advisers and affiliated companies, as well as pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

Investment Performance. The Floating Rate Central Investment Portfolio is a new fund and therefore had no historical performance for the Board to review.

Based on this review of services, the Board concluded that the nature, extent, and quality of services provided by Fidelity will benefit shareholders of the fund.

Competitiveness of Fees and Expenses. The Board considered that FMR will pay the fund's management fee and bear all expenses of the fund, except operating expenses provided by entities not affiliated with FMR, such as fees of the custodian, auditor, counsel and independent Directors, and insurance expenses.

Based on this review, the Board concluded that the fund's management fee and total expense arrangements were positive factors in its consideration of approving the fund's Advisory Contracts.

Costs of the Services and Profitability. The Floating Rate Central Investment Portfolio is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the approval of Advisory Contracts because the fund will pay no advisory fees, and FMR will bear all expenses of the fund, except certain operating expenses provided by entities not affiliated with FMR.

Semiannual Report

Board Approval of Investment Advisory Contracts
and Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on the benefits of pooled investments such as the fund. The Board received information explaining that the fund is a centralized vehicle for the management of floating rate securities on a pooled basis and that it is expected to improve access to available investments in the bank loan market for those Fidelity funds that invest in it. The Board noted that those Fidelity funds investing in the fund will benefit because one centralized fund, such as the Floating Rate Central Investment Portfolio, may be able to invest more efficiently in larger transaction sizes which could reduce the effect of cash flows overall, and potentially reduce portfolio transaction costs for those funds.

Based on its evaluation of all of the conclusions noted above, and after consideration of all material factors, the Board concluded that the advisory fee structures are fair and reasonable, and that the Advisory Contracts should be approved.

Semiannual Report

Fidelity® High Income Central
Investment Portfolio 1

Semiannual Report

March 31, 2005

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, if applicable, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

HP1-SANN-0505 402367
1.807410.100

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 12, 2004 to March 31, 2005). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2004 to March 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value March 31, 2005	Expenses Paid During Period
Actual	$ 1,000.00	$ 996.60	$ .05A
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.87	$ .06B

A Actual expenses are equal to the Fund's annualized expense ratio of .0124%; multiplied by the average account value over the period, multiplied by 140/365 (to reflect the period November 12, 2004 to March 31, 2005).

B Hypothetical expenses are equal to the Fund's annualized expense ratio of .0124%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Summary

Top Five Holdings as of March 31, 2005
(by issuer, excluding cash equivalents)	% of fund's net assets
Ship Finance International Ltd.	1.7
Qwest Capital Funding, Inc.	1.6
EchoStar DBS Corp.	1.5
The Coastal Corp.	1.3
Levi Strauss & Co.	1.2
7.3
Top Five Market Sectors as of March 31, 2005
% of fund's net assets
Telecommunications	10.4
Energy	7.0
Electric Utilities	6.3
Technology	6.2
Healthcare	6.2
Quality Diversification (% of fund's net assets)
As of March 31, 2005
BB 31.3%
B 44.1%
CCC,CC,C 16.0%
Not Rated 3.1%
Equities 0.2%
Short-Term Investments and Net Other Assets 5.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of March 31, 2005 *
Nonconvertible Bonds 88.7%
Common Stocks 0.2%
Floating Rate Loans 5.7%
Other Investments 0.1%
Short-Term Investments and Net Other Assets 5.3%
* Foreign investments	17.8%

Semiannual Report

Investments March 31, 2005

Showing Percentage of Net Assets

Nonconvertible Bonds - 88.7%
	Principal Amount	Value (Note 1)
Aerospace - 0.8%
L-3 Communications Corp. 5.875% 1/15/15	$ 1,585,000	$ 1,525,563
Orbital Sciences Corp. 9% 7/15/11	2,930,000	3,215,675
Primus International, Inc. 10.5% 4/15/09 (d)	3,735,000	3,921,750
		8,662,988
Air Transportation - 3.0%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	855,000	793,013
7.324% 4/15/11	1,395,000	1,171,800
7.377% 5/23/19	4,450,430	2,937,284
7.379% 5/23/16	4,219,969	2,785,180
7.8% 4/1/08	4,165,000	3,748,500
10.18% 1/2/13	1,640,000	1,115,200
AMR Corp. 10.2% 3/15/20	25,000	16,250
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	129,374	89,268
7.9% 12/15/09	7,040,000	2,710,400
8.3% 12/15/29	10,280,000	3,315,300
9.5% 11/18/08 (d)	2,905,000	2,469,250
10% 8/15/08	2,255,000	980,925
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	1,190,000	1,109,212
7.711% 9/18/11	590,000	324,500
7.92% 5/18/12	2,830,000	1,556,500
Northwest Airlines Corp. 10% 2/1/09	3,010,000	1,926,400
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	1,462,817	1,170,254
7.626% 4/1/10	881,950	723,199
7.67% 1/2/15	2,939,248	2,204,436
7.691% 4/1/17	84,331	67,465
7.95% 9/1/16	69,862	57,287
8.07% 1/2/15	840,619	470,747
		31,742,370
Automotive - 1.4%
Accuride Corp. 8.5% 2/1/15 (d)	3,790,000	3,714,200
Delco Remy International, Inc. 9.375% 4/15/12	4,685,000	3,982,250
Navistar International Corp.:
6.25% 3/1/12 (d)	2,460,000	2,324,700
7.5% 6/15/11	2,440,000	2,458,300
Tenneco Automotive, Inc. 8.625% 11/15/14 (d)	2,405,000	2,338,863
		14,818,313
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Banks and Thrifts - 0.8%
Western Financial Bank 9.625% 5/15/12	$ 8,060,000	$ 8,785,400
Broadcasting - 0.5%
Gray Television, Inc. 9.25% 12/15/11	2,765,000	2,986,200
Paxson Communications Corp. 0% 1/15/09 (c)	1,975,000	1,836,750
		4,822,950
Building Materials - 2.2%
Anixter International, Inc. 5.95% 3/1/15	2,450,000	2,388,750
Goodman Global Holdings, Inc.:
5.76% 6/15/12 (d)(e)	2,920,000	2,890,800
7.875% 12/15/12 (d)	2,370,000	2,180,400
Maax Holdings, Inc. 0% 12/15/12 (c)(d)	5,865,000	3,343,050
Nortek, Inc. 8.5% 9/1/14	4,950,000	4,752,000
NTK Holdings, Inc. 0% 3/1/14 (c)(d)	3,720,000	2,008,800
Texas Industries, Inc. 10.25% 6/15/11	4,650,000	5,242,875
		22,806,675
Cable TV - 3.3%
Cablevision Systems Corp.:
6.6688% 4/1/09 (d)(e)	2,870,000	3,042,200
8% 4/15/12 (d)	2,440,000	2,488,800
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,325,000	1,437,625
EchoStar DBS Corp.:
5.75% 10/1/08	14,780,000	14,521,350
6.625% 10/1/14 (d)	460,000	442,750
GCI, Inc. 7.25% 2/15/14	5,225,000	5,094,375
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13	960,000	1,022,400
Mediacom LLC/Mediacom Capital Corp. 7.875% 2/15/11	1,945,000	1,884,219
Telenet Group Holding NV 0% 6/15/14 (c)(d)	5,550,000	4,190,250
		34,123,969
Capital Goods - 3.0%
Amsted Industries, Inc. 10.25% 10/15/11 (d)	3,825,000	4,169,250
Dresser, Inc. 9.375% 4/15/11	4,465,000	4,744,063
Invensys PLC 9.875% 3/15/11 (d)	12,270,000	12,270,000
Leucadia National Corp. 7% 8/15/13	4,630,000	4,630,000
Park-Ohio Industries, Inc. 8.375% 11/15/14 (d)	2,735,000	2,536,713
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,120,000	3,057,600
		31,407,626
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Chemicals - 3.5%
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (d)	$ 1,769,000	$ 2,016,660
Borden US Finance Corp./Nova Scotia Finance ULC 7.41% 7/15/10 (d)(e)	2,740,000	2,822,200
Equistar Chemicals LP 7.55% 2/15/26	3,685,000	3,537,600
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	2,285,000	2,427,813
10.125% 9/1/08	2,515,000	2,760,213
Huntsman International LLC 7.375% 1/1/15 (d)	2,970,000	2,970,000
Huntsman LLC 9.91% 7/15/11 (d)(e)	5,660,000	6,056,200
Methanex Corp. yankee 7.75% 8/15/05	1,595,000	1,610,950
Millennium America, Inc. 9.25% 6/15/08	5,350,000	5,778,000
NOVA Chemicals Corp.:
6.5% 1/15/12	4,035,000	4,125,788
7.4% 4/1/09	2,370,000	2,476,650
		36,582,074
Consumer Products - 1.0%
Church & Dwight Co., Inc. 6% 12/15/12 (d)	3,910,000	3,812,250
Jostens Holding Corp. 0% 12/1/13 (c)	3,135,000	2,288,550
Jostens IH Corp. 7.625% 10/1/12	530,000	530,000
Revlon Consumer Products Corp. 9.5% 4/1/11 (d)	3,880,000	3,836,350
		10,467,150
Containers - 2.2%
Berry Plastics Corp. 10.75% 7/15/12	3,345,000	3,813,300
BWAY Corp. 10% 10/15/10	3,370,000	3,487,950
Crown Cork & Seal, Inc. 8% 4/15/23	139,000	133,440
Crown European Holdings SA:
9.5% 3/1/11	555,000	610,500
10.875% 3/1/13	4,190,000	4,860,400
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	2,090,000	2,225,850
Owens-Illinois, Inc.:
7.35% 5/15/08	4,100,000	4,243,500
7.5% 5/15/10	3,400,000	3,485,000
		22,859,940
Diversified Media - 0.7%
Corus Entertainment, Inc. 8.75% 3/1/12	3,270,000	3,515,250
LBI Media Holdings, Inc. 0% 10/15/13 (c)	1,330,000	977,550
LBI Media, Inc. 10.125% 7/15/12	2,310,000	2,564,100
		7,056,900
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Electric Utilities - 4.8%
AES Corp.:
7.75% 3/1/14	$ 1,150,000	$ 1,184,500
8.75% 6/15/08	1,235,000	1,290,575
8.875% 2/15/11	2,334,000	2,523,638
9.375% 9/15/10	1,509,000	1,661,786
9.5% 6/1/09	3,426,000	3,734,340
AES Gener SA 7.5% 3/25/14	3,915,000	3,856,275
Chivor SA E.S.P. 9.75% 12/30/14 (d)	1,945,000	1,974,175
CMS Energy Corp.:
6.3% 2/1/12	3,850,000	3,691,188
7.5% 1/15/09	1,160,000	1,190,450
8.9% 7/15/08	2,770,000	2,956,975
9.875% 10/15/07	4,495,000	4,854,600
Mirant Americas Generation LLC:
8.5% 10/1/21 (b)	2,385,000	2,551,950
9.125% 5/1/31 (b)	2,370,000	2,559,600
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	4,090,000	4,151,350
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	595,000	624,750
NRG Energy, Inc. 8% 12/15/13 (d)	4,692,000	4,973,520
Sierra Pacific Power Co. 6.25% 4/15/12	1,235,000	1,235,000
Sierra Pacific Resources 8.625% 3/15/14	1,535,000	1,634,775
TECO Energy, Inc.:
7.2% 5/1/11	2,485,000	2,621,675
10.5% 12/1/07	1,150,000	1,293,750
		50,564,872
Energy - 6.1%
Chesapeake Energy Corp.:
7.5% 6/15/14	520,000	548,600
7.75% 1/15/15	2,205,000	2,326,275
9% 8/15/12	525,000	586,031
El Paso Energy Corp.:
6.95% 12/15/07	1,630,000	1,634,075
7.75% 1/15/32	1,650,000	1,557,188
El Paso Production Holding Co. 7.75% 6/1/13	75,000	76,500
Hanover Compressor Co.:
0% 3/31/07	7,660,000	6,664,200
8.625% 12/15/10	2,990,000	3,229,200
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (d)	5,205,000	5,881,650
Newfield Exploration Co. 6.625% 9/1/14	3,670,000	3,743,400
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Energy - continued
Parker Drilling Co.:
7.66% 9/1/10 (e)	$ 4,600,000	$ 4,669,000
9.625% 10/1/13	1,225,000	1,347,500
Pride International, Inc. 7.375% 7/15/14	795,000	858,600
Range Resources Corp.:
6.375% 3/15/15 (d)	2,800,000	2,758,000
7.375% 7/15/13	5,235,000	5,444,400
Sonat, Inc.:
6.625% 2/1/08	3,330,000	3,259,238
7.625% 7/15/11	3,820,000	3,743,600
Stone Energy Corp. 6.75% 12/15/14	2,380,000	2,296,700
The Coastal Corp.:
6.375% 2/1/09	4,910,000	4,707,463
6.5% 5/15/06	980,000	983,675
6.5% 6/1/08	470,000	457,663
7.5% 8/15/06	1,610,000	1,638,175
7.75% 6/15/10	5,960,000	5,937,650
		64,348,783
Entertainment/Film - 0.3%
Cinemark, Inc. 0% 3/15/14 (c)	4,800,000	3,408,000
Environmental - 1.0%
Allied Waste North America, Inc.:
5.75% 2/15/11	3,085,000	2,784,213
6.375% 4/15/11	1,780,000	1,637,600
Browning-Ferris Industries, Inc. 6.375% 1/15/08	5,755,000	5,582,350
		10,004,163
Food and Drug Retail - 1.7%
Jean Coutu Group, Inc.:
7.625% 8/1/12	1,340,000	1,363,450
8.5% 8/1/14	3,565,000	3,458,050
Rite Aid Corp.:
6.875% 8/15/13	835,000	764,025
8.125% 5/1/10	800,000	816,000
9.25% 6/1/13	2,855,000	2,769,350
9.5% 2/15/11	1,615,000	1,711,900
Stater Brothers Holdings, Inc.:
6.51% 6/15/10 (e)	4,030,000	3,989,700
8.125% 6/15/12	3,440,000	3,345,400
		18,217,875
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Food/Beverage/Tobacco - 1.7%
B&G Foods, Inc. 8% 10/1/11	$ 1,900,000	$ 1,980,750
Dole Food Co., Inc. 7.25% 6/15/10	3,125,000	3,187,500
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	2,150,000	2,193,000
Smithfield Foods, Inc.:
7% 8/1/11	3,575,000	3,664,375
7.625% 2/15/08	1,605,000	1,657,163
7.75% 5/15/13	75,000	79,500
8% 10/15/09	605,000	647,350
UAP Holding Corp. 0% 7/15/12 (c)	2,700,000	2,146,500
United Agriculture Products, Inc. 9% 12/15/11	2,266,000	2,356,640
		17,912,778
Gaming - 4.3%
Mandalay Resort Group:
6.5% 7/31/09	1,450,000	1,468,125
9.375% 2/15/10	700,000	775,250
10.25% 8/1/07	2,485,000	2,702,438
MGM MIRAGE:
6% 10/1/09	6,360,000	6,280,500
6.75% 9/1/12	245,000	246,225
Mohegan Tribal Gaming Authority:
6.125% 2/15/13 (d)	1,390,000	1,369,150
6.375% 7/15/09	6,185,000	6,169,538
7.125% 8/15/14	1,480,000	1,480,000
MTR Gaming Group, Inc. 9.75% 4/1/10	2,600,000	2,860,000
Penn National Gaming, Inc. 6.75% 3/1/15 (d)	2,630,000	2,577,400
Scientific Games Corp. 6.25% 12/15/12 (d)	2,660,000	2,620,100
Seneca Gaming Corp. 7.25% 5/1/12	3,945,000	3,984,450
Station Casinos, Inc.:
6% 4/1/12	570,000	564,300
6.875% 3/1/16	960,000	955,200
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)(d)	1,250,000	812,500
9% 1/15/12 (d)	1,725,000	1,811,250
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,835,000	6,272,625
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/1/14 (d)	1,610,000	1,537,550
		44,486,601
Healthcare - 6.2%
AmerisourceBergen Corp. 7.25% 11/15/12	1,075,000	1,166,375
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Healthcare - continued
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (d)	$ 1,870,000	$ 1,949,475
CDRV Investors, Inc. 0% 1/1/15 (c)(d)	10,575,000	6,239,250
Concentra Operating Corp.:
9.125% 6/1/12	2,775,000	2,941,500
9.5% 8/15/10	2,110,000	2,257,700
DaVita, Inc. 6.625% 3/15/13 (d)	3,390,000	3,356,100
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (d)	890,000	671,950
Fisher Scientific International, Inc. 8.125% 5/1/12	890,000	948,420
Genesis HealthCare Corp. 8% 10/15/13	3,385,000	3,698,113
HCA, Inc.:
5.5% 12/1/09	6,330,000	6,227,391
6.375% 1/15/15	395,000	392,041
Mayne Group Ltd. 5.875% 12/1/11 (d)	5,075,000	4,935,438
Omega Healthcare Investors, Inc. 7% 4/1/14	5,720,000	5,691,400
PerkinElmer, Inc. 8.875% 1/15/13	7,470,000	8,235,675
Psychiatric Solutions, Inc. 10.625% 6/15/13	2,500,000	2,762,500
Senior Housing Properties Trust 8.625% 1/15/12	4,490,000	4,961,450
Service Corp. International (SCI):
6.75% 4/1/16	965,000	926,400
6.875% 10/1/07	1,570,000	1,589,625
7.7% 4/15/09	1,265,000	1,302,950
Tenet Healthcare Corp.:
6.375% 12/1/11	4,155,000	3,843,375
7.375% 2/1/13	445,000	418,300
		64,515,428
Homebuilding/Real Estate - 3.9%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (d)	2,830,000	2,773,400
8.125% 6/1/12	5,920,000	6,068,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10 (d)	790,000	768,275
6.25% 1/15/15 (d)	1,215,000	1,169,438
8.875% 4/1/12	3,840,000	4,032,000
KB Home 7.75% 2/1/10	6,055,000	6,357,750
Meritage Homes Corp. 6.25% 3/15/15 (d)	3,655,000	3,426,563
Standard Pacific Corp.:
5.125% 4/1/09	2,640,000	2,534,400
6.5% 10/1/08	390,000	393,900
6.875% 5/15/11	1,925,000	1,968,313
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Homebuilding/Real Estate - continued
Standard Pacific Corp.: - continued
9.25% 4/15/12	$ 845,000	$ 946,400
Technical Olympic USA, Inc.:
7.5% 3/15/11	765,000	734,400
7.5% 1/15/15	2,145,000	1,973,400
9% 7/1/10	125,000	130,625
10.375% 7/1/12	100,000	108,000
WCI Communities, Inc.:
6.625% 3/15/15 (d)	2,860,000	2,659,800
7.875% 10/1/13	4,665,000	4,734,975
		40,779,639
Hotels - 1.5%
Grupo Posadas SA de CV 8.75% 10/4/11 (d)	3,630,000	3,865,950
Host Marriott LP:
6.375% 3/15/15 (d)	2,900,000	2,784,000
7.125% 11/1/13	1,830,000	1,825,425
ITT Corp. 7.375% 11/15/15	1,270,000	1,377,950
La Quinta Properties, Inc. 7% 8/15/12	4,380,000	4,412,850
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12	955,000	1,045,725
		15,311,900
Insurance - 0.4%
Crum & Forster Holdings Corp. 10.375% 6/15/13	3,495,000	3,993,038
Leisure - 0.9%
Speedway Motorsports, Inc. 6.75% 6/1/13	985,000	994,850
Town Sports International Holdings, Inc. 0% 2/1/14 (c)	2,690,000	1,600,550
Town Sports International, Inc. 9.625% 4/15/11	1,370,000	1,424,800
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	1,505,000	1,715,700
Universal City Florida Holding Co. I/II 7.4925% 5/1/10 (d)(e)	3,170,000	3,280,950
		9,016,850
Metals/Mining - 2.2%
Century Aluminum Co. 7.5% 8/15/14	1,635,000	1,684,050
Compass Minerals International, Inc.:
0% 12/15/12 (c)	1,060,000	911,600
0% 6/1/13 (c)	9,175,000	7,661,125
Freeport-McMoRan Copper & Gold, Inc. 6.875% 2/1/14	970,000	956,663
Peabody Energy Corp. 6.875% 3/15/13	2,035,000	2,096,050
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Metals/Mining - continued
Vedanta Resources PLC 6.625% 2/22/10 (d)	$ 4,225,000	$ 4,045,438
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	5,365,000	5,311,350
		22,666,276
Paper - 0.5%
Abitibi-Consolidated, Inc. 8.375% 4/1/15	970,000	959,088
Georgia-Pacific Corp.:
8% 1/15/14	3,610,000	3,934,900
8.125% 5/15/11	50,000	55,250
8.875% 2/1/10	225,000	252,000
		5,201,238
Publishing/Printing - 1.1%
Houghton Mifflin Co. 9.875% 2/1/13	3,880,000	3,996,400
The Reader's Digest Association, Inc. 6.5% 3/1/11	7,210,000	7,191,975
		11,188,375
Railroad - 1.3%
Kansas City Southern Railway Co.:
7.5% 6/15/09	4,075,000	4,156,500
9.5% 10/1/08	220,000	239,250
TFM SA de CV yankee:
10.25% 6/15/07	1,310,000	1,375,500
11.75% 6/15/09	8,030,000	8,030,000
		13,801,250
Restaurants - 0.7%
Friendly Ice Cream Corp. 8.375% 6/15/12	3,790,000	3,600,500
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (d)	3,450,000	3,385,313
		6,985,813
Services - 1.0%
Iron Mountain, Inc.:
7.75% 1/15/15	400,000	396,000
8.625% 4/1/13	3,765,000	3,840,300
Rural/Metro Corp.:
0% 3/15/16 (c)(d)	3,610,000	1,805,000
9.875% 3/15/15 (d)	820,000	820,000
Worldspan LP/WS Financing Corp. 9.0244% 2/15/11 (d)(e)	3,900,000	3,783,000
		10,644,300
Shipping - 4.6%
General Maritime Corp. 10% 3/15/13	9,940,000	11,008,550
OMI Corp. 7.625% 12/1/13	7,645,000	7,797,900
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Shipping - continued
Ship Finance International Ltd. 8.5% 12/15/13	$ 17,800,000	$ 17,621,978
Teekay Shipping Corp. 8.875% 7/15/11	10,780,000	11,992,750
		48,421,178
Steels - 1.6%
Allegheny Technologies, Inc. 8.375% 12/15/11	3,475,000	3,683,500
CSN Islands VII Corp. 10.75% 9/12/08 (d)	3,090,000	3,399,000
CSN Islands VIII Corp. 9.75% 12/16/13 (d)	385,000	398,475
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	6,015,000	6,736,800
Ryerson Tull, Inc. 8.25% 12/15/11	2,955,000	2,829,413
		17,047,188
Super Retail - 3.2%
Asbury Automotive Group, Inc.:
8% 3/15/14	1,570,000	1,515,050
9% 6/15/12	5,420,000	5,528,400
Buhrmann US, Inc. 7.875% 3/1/15 (d)	2,395,000	2,395,000
JCPenney Co., Inc.:
7.375% 8/15/08	1,780,000	1,804,475
7.6% 4/1/07	990,000	1,009,800
NBC Acquisition Corp. 0% 3/15/13 (c)	6,590,000	4,711,850
Nebraska Book Co., Inc. 8.625% 3/15/12	4,490,000	4,344,075
Saks, Inc.:
7.5% 12/1/10	3,605,000	3,496,850
9.875% 10/1/11	3,235,000	3,493,800
Sonic Automotive, Inc. 8.625% 8/15/13	5,550,000	5,494,500
		33,793,800
Technology - 5.8%
Advanced Micro Devices, Inc. 7.75% 11/1/12 (d)	3,155,000	3,076,125
Celestica, Inc. 7.875% 7/1/11	9,430,000	9,524,300
Flextronics International Ltd.:
6.25% 11/15/14	4,730,000	4,517,150
6.5% 5/15/13	325,000	320,125
Freescale Semiconductor, Inc.:
6.875% 7/15/11	3,485,000	3,572,125
7.125% 7/15/14	395,000	408,825
Lucent Technologies, Inc.:
6.45% 3/15/29	2,075,000	1,789,688
6.5% 1/15/28	1,050,000	903,000
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.26% 12/15/11 (d)(e)	2,810,000	2,838,100
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Technology - continued
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.: - continued
8% 12/15/14 (d)	$ 540,000	$ 550,800
Micron Technology, Inc. 6.5% 9/30/05 (f)	11,761,905	11,703,095
Sanmina-SCI Corp.:
6.75% 3/1/13 (d)	2,910,000	2,713,575
10.375% 1/15/10	1,950,000	2,164,500
Xerox Capital Trust I 8% 2/1/27	5,545,000	5,600,450
Xerox Corp.:
6.875% 8/15/11	4,610,000	4,667,625
7.125% 6/15/10	5,235,000	5,405,138
9.75% 1/15/09	920,000	1,037,300
		60,791,921
Telecommunications - 10.2%
American Tower Corp. 7.125% 10/15/12	4,260,000	4,238,700
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (e)	2,070,000	2,111,400
Empresa Brasileira de Telecomm SA 11% 12/15/08	3,220,000	3,558,100
Intelsat Ltd.:
5.25% 11/1/08	975,000	894,563
6.5% 11/1/13	5,005,000	4,016,513
7.625% 4/15/12	2,185,000	1,906,413
7.7938% 1/15/12 (d)(e)	4,830,000	4,854,150
MCI, Inc. 8.735% 5/1/14 (e)	5,170,000	5,687,000
Millicom International Cellular SA 10% 12/1/13 (d)	8,805,000	8,871,038
Mobile Telesystems Finance SA 8% 1/28/12 (d)	3,980,000	3,951,535
New Skies Satellites BV 7.4375% 11/1/11 (d)(e)	1,755,000	1,776,938
Nextel Communications, Inc.:
5.95% 3/15/14	2,880,000	2,891,606
6.875% 10/31/13	4,970,000	5,168,800
PanAmSat Corp. 9% 8/15/14	4,630,000	4,884,650
Qwest Capital Funding, Inc.:
7% 8/3/09	5,440,000	5,059,200
7.25% 2/15/11	6,745,000	6,340,300
7.75% 2/15/31	1,350,000	1,120,500
7.9% 8/15/10	4,495,000	4,303,963
Qwest Corp.:
7.875% 9/1/11 (d)	2,575,000	2,658,688
9.125% 3/15/12 (d)	85,000	92,438
Rogers Communications, Inc.:
7.25% 12/15/12	3,670,000	3,780,100
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Telecommunications - continued
Rogers Communications, Inc.: - continued
8% 12/15/12	$ 4,020,000	$ 4,140,600
9.625% 5/1/11	3,350,000	3,785,500
SBA Communications Corp. 8.5% 12/1/12 (d)	5,335,000	5,535,063
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.75% 7/15/08	493,000	483,140
Time Warner Telecom, Inc. 10.125% 2/1/11	1,310,000	1,277,250
U.S. West Capital Funding, Inc. 6.375% 7/15/08	5,547,000	5,158,710
U.S. West Communications:
6.875% 9/15/33	3,960,000	3,435,300
7.2% 11/10/26	1,805,000	1,624,500
7.25% 9/15/25	955,000	897,700
7.5% 6/15/23	2,415,000	2,221,800
		106,726,158
Textiles & Apparel - 1.3%
Levi Strauss & Co.:
7.73% 4/1/12 (d)(e)	3,055,000	3,009,175
9.75% 1/15/15 (d)	5,135,000	5,057,975
12.25% 12/15/12	4,270,000	4,643,625
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	1,220,000	1,220,000
		13,930,775
TOTAL NONCONVERTIBLE BONDS (Cost $917,858,257)		927,894,554
Commercial Mortgage Securities - 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 2.0954% 8/1/24 (d)(e) (Cost $1,034,932)	1,349,194	1,173,799
Common Stocks - 0.2%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	16	0
Cable TV - 0.0%
Ono Finance PLC rights 5/31/09 (a)(d)	2,050	1,025
Healthcare - 0.0%
Fountain View, Inc. (f)	1,364	22,861
Common Stocks - continued
	Shares	Value (Note 1)
Textiles & Apparel - 0.2%
Arena Brands Holding Corp. Class B (f)	144,445	$ 1,495,006
TOTAL COMMON STOCKS (Cost $5,931,943)		1,518,892
Floating Rate Loans - 5.7%
	Principal Amount
Cable TV - 0.4%
UPC Broadband Holding BV Tranche H2, term loan 5.752% 3/8/12 (e)	$ 4,150,000	4,191,500
Electric Utilities - 1.5%
Astoria Energy LLC term loan:
7.9447% 4/15/12 (e)	5,890,000	6,007,800
13.5% 4/16/12 (e)	2,880,000	2,952,000
Riverside Energy Center LLC:
term loan 6.98% 6/24/11 (e)	6,330,259	6,456,864
Credit-Linked Deposit 6.98% 6/24/11 (e)	288,859	293,192
		15,709,856
Energy - 0.9%
El Paso Corp.:
Credit-Linked Deposit 5.44% 11/22/09 (e)	5,120,700	5,171,907
term loan 5.625% 11/22/09 (e)	3,843,405	3,886,643
		9,058,550
Homebuilding/Real Estate - 2.0%
General Growth Properties, Inc.:
Tranche A, term loan 4.94% 11/12/07 (e)	6,073,622	6,126,766
Tranche B, term loan 5.1% 11/12/08 (e)	6,086,322	6,192,832
LNR Property Corp.:
Tranche A, term loan 7.31% 2/3/08 (e)	2,150,000	2,171,500
Tranche B, term loan:
5.81% 2/3/08 (e)	4,400,000	4,444,000
8.06% 2/3/08 (e)	2,200,000	2,233,000
		21,168,098
Hotels - 0.1%
Wyndham International, Inc. term loan 7.5625% 6/30/06 (e)	877,688	877,688
Services - 0.2%
Knowledge Learning Corp. term loan 5.3573% 1/7/12 (e)	2,287,248	2,304,402
Floating Rate Loans - continued
	Principal Amount	Value (Note 1)
Technology - 0.4%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 4.51% 3/9/11 (e)	$ 3,080,000	$ 3,080,000
Tranche B, term loan 4.51% 3/9/13 (e)	1,660,000	1,664,150
ON Semiconductor Corp. Tranche G, term loan 6.125% 12/15/11 (e)	9,650	9,759
		4,753,909
Telecommunications - 0.2%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (e)	1,700,000	1,704,250
TOTAL FLOATING RATE LOANS (Cost $59,121,656)		59,768,253
Cash Equivalents - 3.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.87%, dated 3/31/05 due 4/1/05) (Cost $31,498,000)	$ 31,500,513	31,498,000
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $1,015,444,788)		1,021,853,498
NET OTHER ASSETS - 2.3%		24,001,689
NET ASSETS - 100%		$ 1,045,855,187
Legend
(a) Non-income producing
(b) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $206,232,970 or 19.7% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,220,962 or 1.3% of net assets.

Additional information on each holding is as follows:
SecurityA	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
Fountain View, Inc.	8/19/03 - 1/27/04	$ 13
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 9/12/02	$ 9,709,464
A Acquired as a result of an in-kind exchange and represents the original acquisition date and cost.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.2%
Canada	4.3%
Marshall Islands	2.9%
Bermuda	2.9%
United Kingdom	1.6%
Luxembourg	1.4%
Mexico	1.3%
Others (individually less than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005

Assets
Investment in securities, at value (including repurchase agreements of $31,498,000) (cost $1,015,444,788) - See accompanying schedule		$ 1,021,853,498
Cash		330,900
Receivable for investments sold		34,360,326
Interest receivable		18,652,330
Total assets		1,075,197,054

Liabilities
Payable for investments purchased	$ 22,521,850
Distributions payable	6,785,877
Other payables and accrued expenses	34,140
Total liabilities		29,341,867

Net Assets		$ 1,045,855,187
Net Assets consist of:
Paid in capital		$ 1,014,011,080
Accumulated net investment income		51,044
Accumulated net realized gain (loss) on investments		25,384,353
Net unrealized appreciation (depreciation) on investments		6,408,710
Net Assets, for 10,791,934 shares outstanding		$ 1,045,855,187
Net Asset Value, offering price and redemption price per share ($1,045,855,187 ÷ 10,791,934 shares)		$ 96.91

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

For the period November 12, 2004 (commencement of operations) to March 31, 2005

Investment Income
Interest		$ 30,254,158

Expenses
Independent directors' compensation	$ 1,684
Custodian fees and expenses	10,246
Audit	37,581
Miscellaneous	891
Total expenses before reductions	50,402
Expense reductions	(2,934)	47,468
Net investment income		30,206,690
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		25,384,353
Change in net unrealized appreciation (depreciation) on investment securities		(58,773,445)
Net gain (loss)		(33,389,092)
Net increase (decrease) in net assets resulting from operations		$ (3,182,402)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period November 12, 2004 (commencement of operations) to March 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 30,206,690
Net realized gain (loss)	25,384,353
Change in net unrealized appreciation (depreciation)	(58,773,445)
Net increase (decrease) in net assets resulting from operations	(3,182,402)
Distributions to partners from net investment income	(30,155,646)
Affiliated share transactions Contributions in-kind	1,079,168,181
Proceeds from sale of shares	50,000
Cost of shares redeemed	(24,946)
Net increase (decrease) in net assets resulting from share transactions	1,079,193,235
Total increase (decrease) in net assets	1,045,855,187

Net Assets
Beginning of period	-
End of period (including accumulated net investment income of $51,044)	$ 1,045,855,187
Other Information Shares
Issued for in-kind contribution	10,791,682
Sold	500
Redeemed	(248)
Net increase (decrease)	10,791,934

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Period ended March 31,
2005E
Selected Per-Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment incomeD	2.799
Net realized and unrealized gain (loss)	(3.095)
Total from investment operations	(.296)
Distributions to partners from net investment income	(2.794)
Net asset value, end of period	$ 96.91
Total ReturnB,C	(.34)%
Ratios to Average Net AssetsF
Expenses before expense reductions	.0124%A
Expenses net of voluntary waivers, if any	.0124%A
Expenses net of all reductions	.0117%A
Net investment income	7.46%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,045,855
Portfolio turnover rate	118%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2004 (commencement of operations) to March 31, 2005.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2005

1. Significant Accounting Policies.

Fidelity High Income Central Investment Portfolio 1 (the fund) is a fund of Fidelity Central Investment Portfolios LLC (LLC) which is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Delaware Limited Liability Company. The fund is authorized to issue an unlimited number of shares. Each fund in the LLC is a separate partnership for tax purposes. Shares of the fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Directors believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the LLC.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital contributions, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, excluding the impact of market discount which is retained in Accumulated Net Investment Income in the accompanying Statement of Assets and Liabilities.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 37,018,846
Unrealized depreciation	(24,623,197)
Net unrealized appreciation (depreciation)	$ 12,395,649
Cost for federal income tax purposes	$ 1,009,457,849

Due to the fund's partnership structure, the capital accounts within the financial statements are not adjusted for permanent book-tax differences.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $471,038,456 and $502,644,675, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management and Research Co. Inc. (FMRC), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Share Transactions. On November 12, 2004, other mutual funds managed by FMR or its affiliates (investing funds), completed a non-taxable exchange with the fund. The investing funds delivered securities with a value, including accrued interest, of $1,079,168,181 (which included $65,182,155 of unrealized appreciation) in exchange for 10,791,682 shares (each then valued at $100.00 per share) of the fund, as presented in the accompanying Statement of Changes in Net Assets. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the fund or its partners.

The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into the fund, in accordance with the Partnership Agreement. At the end of the period, the investing funds were the owners of record of all the outstanding shares of the fund.

5. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,934.

Semiannual Report

Notes to Financial Statements - continued

6. Other.

The fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity High Income Central Investment Portfolio 1:

We have audited the accompanying statement of assets and liabilities of Fidelity High Income Central Investment Portfolio 1 (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the portfolio of investments, as of March 31, 2005, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period November 12, 2004 (commencement of operations) to March 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform an audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity High Income Central Investment Portfolio 1 as of March 31, 2005, the results of its operations, the changes in its net assets, and its financial highlights for the period November 12, 2004 (commencement of operations) to March 31, 2005 in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 20, 2005

Semiannual Report

Fidelity® Tactical Income Central
Investment Portfolio

Semiannual Report

March 31, 2005

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, if applicable, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

TP1-SANN-0505 402369
1.807412.100

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 17, 2004 to March 31, 2005). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2004 to March 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value March 31, 2005	Expenses Paid During Period
Actual	$ 1,000.00	$ 997.80	$ .02A
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.89	$ .04B

A Actual expenses are equal to the Fund's annualized expense ratio of .0086%; multiplied by the average account value over the period, multiplied by 105/365 (to reflect the period December 17, 2004 to March 31, 2005).

B Hypothetical expenses are equal to the Fund's annualized expense ratio of .0086%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Summary

Quality Diversification (% of fund's net assets)
As of March 31, 2005
U.S. Government and U.S. Government Agency Obligations 55.7%
AAA 10.0%
AA 4.5%
A 11.7%
BBB 14.9%
BB and Below 1.8%
Not Rated 0.8%
Short-Term Investments and Net Other Assets 0.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Duration as of March 31, 2005
Years	4.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of March 31, 2005
Corporate Bonds 18.2%
U.S. Government and U.S. Government Agency Obligations 55.7%
Asset-Backed Securities 10.0%
CMOs and Other Mortgage Related Securities 12.9%
Other Investments 2.6%
Short-Term Investments and Net Other Assets 0.6%
Foreign investments	6.8%

Futures and Swaps	15.7%
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.8%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 1.0%
Ford Motor Co.:
6.625% 10/1/28	$ 1,115,000	$ 935,266
7.45% 7/16/31	16,780,000	15,178,936
General Motors Corp.:
8.25% 7/15/23	13,340,000	11,523,546
8.375% 7/15/33	4,545,000	3,889,302
		31,527,050
Media - 0.8%
Continental Cablevision, Inc. 9% 9/1/08	3,850,000	4,335,959
Cox Communications, Inc. 7.125% 10/1/12	4,325,000	4,716,819
Liberty Media Corp. 8.25% 2/1/30	8,580,000	8,700,386
News America, Inc. 6.2% 12/15/34 (b)	7,700,000	7,613,498
		25,366,662
TOTAL CONSUMER DISCRETIONARY		56,893,712
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
ConAgra Foods, Inc. 6.75% 9/15/11	3,000,000	3,297,054
ENERGY - 1.9%
Energy Equipment & Services - 0.1%
Petronas Capital Ltd. 7% 5/22/12 (b)	3,950,000	4,352,477
Oil & Gas - 1.8%
Amerada Hess Corp.:
6.65% 8/15/11	2,770,000	2,966,401
7.125% 3/15/33	2,030,000	2,257,397
7.375% 10/1/09	2,459,000	2,696,384
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	5,220,000	5,184,154
Enterprise Products Operating LP:
4% 10/15/07	3,815,000	3,734,980
5.75% 3/1/35 (b)	4,000,000	3,606,340
Kinder Morgan Energy Partners LP 5.8% 3/15/35	1,810,000	1,714,260
Nexen, Inc. 5.875% 3/10/35	8,615,000	8,240,075
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (b)	6,745,000	7,748,211
The Coastal Corp.:
7.75% 10/15/35	1,990,000	1,850,700
9.625% 5/15/12	7,730,000	8,425,700
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Williams Companies, Inc.:
7.125% 9/1/11	$ 4,390,000	$ 4,582,063
7.5% 1/15/31	3,670,000	3,853,500
		56,860,165
TOTAL ENERGY		61,212,642
FINANCIALS - 9.3%
Capital Markets - 0.5%
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	4,370,000	4,191,503
4.25% 9/4/12 (f)	4,285,000	4,240,753
Merrill Lynch & Co., Inc. 4.25% 2/8/10	4,590,000	4,467,961
Morgan Stanley 4.75% 4/1/14	4,800,000	4,570,171
		17,470,388
Commercial Banks - 2.0%
Bank of America Corp.:
7.4% 1/15/11	10,286,000	11,595,860
7.8% 2/15/10	14,984,000	16,961,483
Banponce Corp. 6.75% 12/15/05	3,570,000	3,630,365
Export-Import Bank of Korea:
4.125% 2/10/09 (b)	1,485,000	1,446,228
5.25% 2/10/14 (b)	2,560,000	2,537,336
Korea Development Bank:
3.875% 3/2/09	9,700,000	9,351,227
4.75% 7/20/09	3,520,000	3,497,391
Wachovia Bank NA 4.875% 2/1/15	11,000,000	10,700,470
Wachovia Corp. 5.25% 8/1/14	4,800,000	4,813,666
		64,534,026
Consumer Finance - 1.7%
Capital One Bank:
4.875% 5/15/08	1,800,000	1,812,940
6.5% 6/13/13	4,545,000	4,880,489
8.25% 6/15/05	6,200,000	6,257,251
Capital One Financial Corp. 4.8% 2/21/12	1,900,000	1,845,552
General Electric Capital Corp. 3.5% 5/1/08	500,000	486,669
General Motors Acceptance Corp.:
4.75% 5/19/05 (f)	3,655,000	3,656,652
5.11% 12/1/14 (f)	1,200,000	1,030,849
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
General Motors Acceptance Corp.: - continued
5.25% 5/16/05	$ 9,000,000	$ 9,016,632
Household Finance Corp.:
4.125% 11/16/09	7,450,000	7,243,777
5.875% 2/1/09	730,000	759,610
6.375% 11/27/12	4,570,000	4,941,217
Household International, Inc. 8.875% 2/15/08	8,550,000	8,893,308
HSBC Finance Corp. 6.75% 5/15/11	1,575,000	1,724,204
MBNA Corp. 6.25% 1/17/07	3,670,000	3,789,411
		56,338,561
Diversified Financial Services - 1.3%
J.P. Morgan Chase & Co. 6.75% 2/1/11	29,515,000	32,313,612
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	3,900,000	3,951,870
Prime Property Funding II 6.25% 5/15/07 (b)	4,795,000	4,976,754
		41,242,236
Insurance - 1.0%
Axis Capital Holdings Ltd. 5.75% 12/1/14	3,225,000	3,266,190
Oil Insurance Ltd. 5.15% 8/15/33 (b)(f)	3,625,000	3,637,956
Principal Life Global Funding I 5.125% 6/28/07 (b)	18,600,000	18,863,116
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(f)	3,285,000	3,242,403
The Chubb Corp. 6.15% 8/15/05	3,184,000	3,210,516
		32,220,181
Real Estate - 1.6%
CarrAmerica Realty Corp. 5.25% 11/30/07	4,275,000	4,327,766
CenterPoint Properties Trust:
4.75% 8/1/10	2,950,000	2,906,166
5.25% 7/15/11	5,000,000	4,974,845
Colonial Properties Trust 4.75% 2/1/10	3,325,000	3,269,216
EOP Operating LP:
4.65% 10/1/10	2,375,000	2,321,563
6.763% 6/15/07	10,075,000	10,530,219
7.75% 11/15/07	9,645,000	10,378,907
Gables Realty LP 5.75% 7/15/07	1,450,000	1,486,923
Mack-Cali Realty LP 7.25% 3/15/09	2,800,000	3,017,179
Simon Property Group LP 4.875% 8/15/10	7,325,000	7,243,063
		50,455,847
Thrifts & Mortgage Finance - 1.2%
Abbey National PLC 6.69% 10/17/05	5,000,000	5,082,630
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Countrywide Home Loans, Inc. 4% 3/22/11	$ 3,500,000	$ 3,313,702
Independence Community Bank Corp. 3.75% 4/1/14 (f)	2,870,000	2,715,270
Washington Mutual Bank 5.125% 1/15/15	6,600,000	6,427,879
Washington Mutual, Inc.:
2.4% 11/3/05	7,355,000	7,298,697
4.625% 4/1/14	13,600,000	12,847,825
		37,686,003
TOTAL FINANCIALS		299,947,242
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (b)	1,900,000	1,596,000
7.45% 5/1/34 (b)	7,300,000	5,949,500
		7,545,500
Airlines - 0.4%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	99,065	100,225
6.978% 10/1/12	1,386,791	1,403,440
Continental Airlines, Inc. pass thru trust certificates 6.32% 11/1/08	635,000	624,260
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	11,200,000	10,439,642
		12,567,567
Commercial Services & Supplies - 0.1%
International Lease Financial Corp. 4.75% 7/1/09	3,210,000	3,211,817
TOTAL INDUSTRIALS		23,324,884
INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
NCR Corp. 7.125% 6/15/09	1,660,000	1,786,626
MATERIALS - 0.6%
Chemicals - 0.2%
Lubrizol Corp.:
4.625% 10/1/09	2,545,000	2,507,031
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Lubrizol Corp.: - continued
5.5% 10/1/14	$ 1,185,000	$ 1,186,727
6.5% 10/1/34	2,145,000	2,240,585
		5,934,343
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	2,620,000	2,805,960
Paper & Forest Products - 0.3%
Boise Cascade Corp. 7.68% 3/29/06	9,125,000	9,490,000
International Paper Co. 4.25% 1/15/09	1,075,000	1,060,403
		10,550,403
TOTAL MATERIALS		19,290,706
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.0%
BellSouth Corp. 6.55% 6/15/34	5,800,000	6,206,203
British Telecommunications PLC 8.875% 12/15/30	5,575,000	7,428,626
France Telecom SA 8% 3/1/11 (a)	2,455,000	2,809,099
KT Corp. 5.875% 6/24/14 (b)	3,275,000	3,368,292
SBC Communications, Inc. 4.125% 9/15/09	7,445,000	7,241,178
Sprint Capital Corp.:
6.875% 11/15/28	2,075,000	2,221,476
8.375% 3/15/12	2,350,000	2,746,440
Telecom Italia Capital:
4% 11/15/08	3,175,000	3,091,980
4% 1/15/10 (b)	2,565,000	2,452,189
5.25% 11/15/13	2,500,000	2,469,898
TELUS Corp. yankee 8% 6/1/11	13,415,000	15,535,040
Verizon Global Funding Corp. 7.25% 12/1/10	7,758,000	8,609,603
		64,180,024
Wireless Telecommunication Services - 0.2%
AT&T Wireless Services, Inc. 7.875% 3/1/11	4,850,000	5,516,356
TOTAL TELECOMMUNICATION SERVICES		69,696,380
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - 1.2%
Electric Utilities - 0.9%
Duke Capital LLC:
4.37% 3/1/09	$ 2,825,000	$ 2,777,164
6.25% 2/15/13	4,500,000	4,748,594
Exelon Generation Co. LLC 5.35% 1/15/14	10,500,000	10,538,493
Monongahela Power Co. 5% 10/1/06	3,890,000	3,913,289
Progress Energy, Inc. 7.1% 3/1/11	7,470,000	8,192,820
		30,170,360
Gas Utilities - 0.0%
NiSource Finance Corp. 7.875% 11/15/10	1,130,000	1,288,627
Multi-Utilities & Unregulated Power - 0.3%
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	3,235,000	3,242,667
5.875% 10/1/12	4,430,000	4,600,706
		7,843,373
TOTAL UTILITIES		39,302,360
TOTAL NONCONVERTIBLE BONDS (Cost $571,794,084)		574,751,606
U.S. Government and Government Agency Obligations - 22.0%

U.S. Government Agency Obligations - 11.8%
Fannie Mae:
2.5% 6/15/06	100,574,000	99,023,652
3.25% 8/15/08	1,035,000	1,001,106
3.625% 3/15/07	21,232,000	21,087,983
6.25% 2/1/11	53,700,000	57,380,276
Financing Corp. - coupon STRIPS:
0% 8/8/05	5,482,000	5,421,758
0% 11/30/05	1,666,000	1,628,278
Freddie Mac:
2.375% 2/15/07	10,890,000	10,582,521
4.5% 1/15/14	74,000,000	72,337,738
5.25% 11/5/12	51,240,000	50,991,486
5.875% 3/21/11	45,055,000	47,382,541
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	1,133,984	1,186,862
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A:
7.57% 8/1/13	$ 10,090,000	$ 10,218,345
7.63% 8/1/14	1,000,000	1,013,262
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		379,255,808
U.S. Treasury Inflation Protected Obligations - 4.0%
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25	63,732,060	68,552,240
3.375% 4/15/32	45,442,467	60,306,289
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		128,858,529
U.S. Treasury Obligations - 6.2%
U.S. Treasury Bonds 8% 11/15/21	79,150,000	107,483,246
U.S. Treasury Notes:
4.875% 2/15/12	16,774,000	17,321,118
6.5% 2/15/10 (c)	69,000,000	75,867,893
TOTAL U.S. TREASURY OBLIGATIONS		200,672,257
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $710,394,816)		708,786,594
U.S. Government Agency - Mortgage Securities - 28.7%

Fannie Mae - 26.0%
3.737% 1/1/35 (f)	894,706	884,494
3.827% 12/1/34 (f)	193,126	191,781
3.83% 1/1/35 (f)	648,045	643,668
3.836% 6/1/33 (f)	456,005	451,140
3.84% 1/1/35 (f)	1,720,403	1,704,844
3.913% 12/1/34 (f)	573,142	568,485
3.941% 10/1/34 (f)	797,312	791,270
3.98% 1/1/35 (f)	827,430	820,951
3.987% 12/1/34 (f)	749,686	743,895
4% 6/1/18 to 9/1/19	63,737,900	61,114,640
4% 4/1/20 (c)	35,000,000	33,501,563
4% 1/1/35 (f)	522,850	518,778
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.017% 12/1/34 (f)	$ 4,125,850	$ 4,098,958
4.021% 12/1/34 (f)	619,548	615,159
4.023% 2/1/35 (f)	524,787	521,068
4.029% 1/1/35 (f)	264,582	264,026
4.037% 12/1/34 (f)	412,924	410,555
4.048% 1/1/35 (f)	548,463	544,475
4.052% 2/1/35 (f)	546,076	542,887
4.072% 12/1/34 (f)	1,099,065	1,092,658
4.105% 1/1/35 (f)	1,164,228	1,159,839
4.118% 1/1/35 (f)	1,164,450	1,159,166
4.118% 2/1/35 (f)	374,943	374,686
4.12% 2/1/35 (f)	1,016,522	1,011,762
4.127% 1/1/35 (f)	1,175,458	1,174,709
4.128% 2/1/35 (f)	2,094,459	2,085,719
4.145% 2/1/35 (f)	1,294,537	1,288,887
4.17% 11/1/34 (f)	1,050,174	1,046,069
4.197% 1/1/35 (f)	968,725	966,746
4.2% 1/1/35 (f)	2,315,989	2,338,047
4.202% 1/1/35 (f)	1,150,661	1,133,380
4.23% 11/1/34 (f)	331,100	330,358
4.318% 3/1/33 (f)	306,422	302,412
4.324% 12/1/34 (f)	393,195	393,978
4.368% 2/1/34 (f)	1,497,986	1,489,564
4.4% 2/1/35 (f)	899,816	890,712
4.455% 3/1/35 (f)	775,000	768,643
4.484% 10/1/34 (f)	3,581,890	3,606,887
4.499% 3/1/35 (f)	1,749,823	1,733,630
4.5% 5/1/18 to 10/1/33	166,755,175	160,441,276
4.5% 4/18/20 (c)	15,000,000	14,662,500
4.549% 8/1/34 (f)	1,374,730	1,388,683
4.587% 2/1/35 (f)	5,145,000	5,131,674
4.625% 2/1/35 (f)	1,785,661	1,784,336
4.67% 11/1/34 (f)	2,132,493	2,125,387
4.694% 11/1/34 (f)	2,099,468	2,088,154
4.742% 3/1/35 (f)	999,877	1,003,002
4.748% 7/1/34 (f)	1,946,516	1,951,517
4.826% 1/1/35 (f)	1,965,143	1,957,351
5% 2/1/18 to 10/1/34 (d)	173,213,467	170,911,752
5.5% 2/1/11 to 10/1/34	166,312,533	167,453,088
6% 1/1/09 to 1/1/34	42,326,593	43,459,415
6% 4/1/35	2,450,000	2,505,125
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
6.5% 2/1/12 to 5/1/34	$ 72,538,564	$ 75,506,733
6.5% 4/1/35 (c)	18,289,984	18,964,427
7% 11/1/05 to 2/1/33	21,347,260	22,526,031
7% 4/1/20 (c)	3,757,832	3,950,421
7.5% 10/1/09 to 11/1/31	8,826,193	9,454,634
8% 6/1/10 to 6/1/29	9,587	10,006
11.5% 11/1/15	51,250	57,358
TOTAL FANNIE MAE		840,613,359
Freddie Mac - 0.9%
4.232% 1/1/35 (f)	1,010,965	1,009,901
4.364% 1/1/35 (f)	2,271,017	2,268,476
4.37% 3/1/35 (f)	1,175,000	1,159,532
4.401% 2/1/35 (f)	1,625,000	1,603,608
4.441% 2/1/34 (f)	1,048,896	1,041,505
4.444% 3/1/35 (f)	750,000	743,672
4.491% 3/1/35 (f)	2,200,000	2,177,913
4.504% 3/1/35 (f)	875,000	866,694
4.564% 2/1/35 (f)	1,300,000	1,293,500
4.985% 8/1/33 (f)	434,944	439,142
5% 11/1/33	725,718	712,085
6% 10/1/23 to 5/1/33	10,686,068	10,975,811
7.5% 11/1/16 to 6/1/32	4,268,329	4,582,486
8% 7/1/25 to 10/1/27	131,392	141,590
8.5% 2/1/19 to 8/1/22	20,174	21,979
12% 11/1/19	20,404	22,592
TOTAL FREDDIE MAC		29,060,486
Government National Mortgage Association - 1.8%
6% 6/15/08 to 12/15/10	3,579,883	3,696,891
6.5% 12/15/07 to 12/15/32	23,648,036	24,703,764
6.5% 4/1/35 (c)	894,513	933,089
7% 6/15/24 to 12/15/33	21,127,110	22,348,220
7.5% 3/15/22 to 8/15/28	5,055,438	5,444,126
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Government National Mortgage Association - continued
8% 4/15/24 to 12/15/25	$ 343,608	$ 370,715
8.5% 8/15/29 to 11/15/31	855,166	930,858
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		58,427,663
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $926,288,681)		928,101,508
Asset-Backed Securities - 6.1%

Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	3,751,761	3,645,270
ACE Securities Corp. Series 2004-OP1:
Class M1, 3.37% 4/25/34 (f)	2,390,000	2,392,463
Class M2, 3.9% 4/25/34 (f)	3,375,000	3,381,157
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 3.2156% 11/6/09 (f)	3,425,000	3,441,194
Series 2003-BX Class A4B, 3.1256% 1/6/10 (f)	2,220,000	2,229,724
Ameriquest Mortgage Securities, Inc.:
Series 2002-AR1 Class M2, 4.15% 9/25/32 (f)	970,000	971,662
Series 2003-3 Class M1, 3.65% 3/25/33 (f)	4,050,000	4,100,282
Amortizing Residential Collateral Trust Series 2002-BC7 Class M1, 3.45% 10/25/32 (f)	18,293,000	18,470,223
Argent Securities, Inc. Series 2003-W3 Class M2, 4.65% 9/25/33 (f)	5,400,000	5,583,597
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE2:
Class A2, 3.19% 4/15/33 (f)	1,627,198	1,628,668
Class M1, 3.71% 4/15/33 (f)	4,770,000	4,802,856
Bayview Financial Asset Trust Series 2000-F Class A, 3.17% 9/28/43 (f)	8,894,107	8,907,793
Capital Auto Receivables Asset Trust Series 2004-2 Class A2, 3.35% 2/15/08	4,890,000	4,827,043
Capital One Auto Finance Trust Series 2003-A Class A4B, 3.09% 1/15/10 (f)	6,505,000	6,526,599
Capital One Master Trust Series 2002-3A Class B, 4.55% 2/15/08	19,600,000	19,609,543
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.49% 7/15/08 (f)	6,380,000	6,389,301
Series 2003-B1 Class B1, 3.98% 2/17/09 (f)	7,735,000	7,811,437
Series 2003-B2 Class B2, 3.5% 2/17/09	4,070,000	4,048,318
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Capital One Prime Auto Receivable Trust Series 2004-3 Class A3, 3.39% 1/15/09	$ 4,855,000	$ 4,793,937
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 4.75% 10/25/33 (f)	1,774,982	1,835,493
Chase Credit Card Master Trust Series 2003-6 Class B, 3.16% 2/15/11 (f)	4,870,000	4,910,643
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 3.28% 5/25/33 (f)	2,941,689	2,949,125
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (b)	4,725,000	4,889,271
Fieldstone Mortgage Investment Corp. Series 2004-2 Class M2, 4% 7/25/34 (f)	5,110,000	5,109,941
First USA Secured Note Trust Series 2001-3 Class C, 3.9% 11/19/08 (b)(f)	6,360,000	6,404,718
Fremont Home Loan Trust Series 2005-A:
Class M1, 3.28% 1/25/35 (f)	900,000	901,103
Class M2, 3.31% 1/25/35 (f)	1,300,000	1,302,051
Class M3, 3.34% 1/25/35 (f)	700,000	701,084
Home Equity Asset Trust:
Series 2003-2:
Class A2, 3.23% 8/25/33 (f)	334,564	336,032
Class M1, 3.73% 8/25/33 (f)	1,780,000	1,802,856
Series 2003-4:
Class M1, 3.65% 10/25/33 (f)	215,000	217,049
Class M2, 4.75% 10/25/33 (f)	255,000	258,658
Home Equity Asset Trust NIMS Trust Series 2003-2N Class A, 8% 9/27/33 (b)	101,765	101,765
Household Private Label Credit Card Master Note Trust I Series 2002-3 Class B, 4.06% 9/15/09 (f)	4,865,000	4,889,048
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 3.6% 7/25/33 (f)	5,250,000	5,300,763
Class M2, 4.7% 7/25/33 (f)	2,685,000	2,748,363
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.185% 10/15/08 (f)	3,400,000	3,406,955
Series 2001-B2 Class B2, 3.17% 1/15/09 (f)	3,400,000	3,411,055
Series 2002-B2 Class B2, 3.19% 10/15/09 (f)	3,400,000	3,417,623
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 3.95% 12/27/32 (f)	1,010,000	1,023,938
Series 2003-HE1 Class M2, 4.75% 5/25/33 (f)	3,165,000	3,204,783
Series 2003-NC6 Class M2, 4.8% 6/27/33 (f)	8,680,000	8,931,436
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M2, 4.25% 2/25/32 (f)	725,000	732,035
Series 2002-NC3 Class M1, 3.57% 8/25/32 (f)	765,500	773,503
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	$ 5,150,000	$ 2,739,285
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	2,300,000	649,750
New Century Home Equity Loan Trust Series 2003-2 Class A2, 3.28% 1/25/33 (f)	924,317	925,228
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	2,265,000	2,244,574
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	2,386,484	2,357,618
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (b)	2,112,696	2,045,153
Sears Credit Account Master Trust II Series 2000-2 Class A, 6.75% 9/16/09	2,500,000	2,535,505
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.21% 2/25/34 (f)	670,111	670,105
TOTAL ASSET-BACKED SECURITIES (Cost $196,053,235)		197,287,576
Collateralized Mortgage Obligations - 6.0%

Private Sponsor - 2.4%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 3.25% 1/25/34 (f)	3,770,402	3,787,886
Series 2005-1 Class 5A2, 3.18% 5/25/35 (f)	6,490,089	6,498,455
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 3.13% 1/25/35 (f)	9,724,258	9,724,258
CS First Boston Mortgage Securities Corp. Series 2003-TFLA Class F, 3.3233% 4/15/13 (b)(f)	2,150,000	2,155,191
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	875,440	885,836
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 3.24% 3/25/28 (f)	7,071,312	7,119,625
Series 2004-G Class A2, 3.07% 11/25/29 (f)	2,972,228	2,972,228
Series 2003-E Class XA1, 1% 10/25/28 (f)(h)	27,195,801	370,314
Series 2003-G Class XA1, 1% 1/25/29 (h)	24,131,929	345,478
Series 2003-H Class XA1, 1% 1/25/29 (b)(h)	21,372,561	308,729
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	3,037,747	3,091,168
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 4.04% 6/10/35 (b)(f)	1,727,516	1,756,335
Class B4, 4.24% 6/10/35 (b)(f)	1,543,118	1,568,633
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1: - continued
Class B5, 4.84% 6/10/35 (b)(f)	$ 1,048,156	$ 1,069,826
Class B6, 5.34% 6/10/35 (b)(f)	630,834	645,622
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (b)(h)	89,158,144	769,827
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 3% 1/20/35 (f)	11,736,278	11,743,197
Series 2004-4 Class A, 2.4613% 5/20/34 (f)	7,988,185	7,964,112
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	761,721	792,476
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 2A2, 4.57% 3/25/35	15,149,634	15,013,590
TOTAL PRIVATE SPONSOR		78,582,786
U.S. Government Agency - 3.6%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	10,275,000	10,771,828
Series 1999-57 Class PH, 6.5% 12/25/29	8,478,000	8,839,669
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2001-7 Class PQ, 6% 10/25/15	730,846	741,570
Series 2002-64 Class PC, 5.5% 12/25/26	4,535,663	4,583,381
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2498 Class PD, 5.5% 2/15/16	2,310,000	2,354,290
Series 2543 CLass PM, 5.5% 8/15/18	5,350,000	5,431,057
Series 2614 Class TD, 3.5% 5/15/16	5,000,000	4,788,319
Series 2677 Class LD, 4.5% 3/15/17	1,305,000	1,274,496
Series 2760 Class EB, 4.5% 9/15/16	5,833,000	5,763,017
Series 2773:
Class ED, 4.5% 8/15/17	16,863,000	16,470,554
Class EG, 4.5% 4/15/19	13,500,000	12,830,351
Series 2775 Class OC, 4.5% 12/15/15	20,429,000	20,133,828
Series 2780 Class QE, 4.5% 4/15/19	2,400,000	2,289,430
Series 2870 Class BE, 4.5% 4/15/18	10,000,000	9,655,145
Series 2885 Class PC, 4.5% 3/15/18	5,430,000	5,346,483
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay Series 2750 Class ZT, 5% 2/15/34	$ 3,863,283	$ 3,381,824
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8831% 10/16/23 (f)	795,000	828,115
TOTAL U.S. GOVERNMENT AGENCY		115,483,357
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $193,206,653)		194,066,143
Commercial Mortgage Securities - 8.8%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	2,262,891	2,311,444
Series 1997-D5 Class PS1, 1.1046% 2/14/43 (f)(h)	61,515,726	3,259,411
Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class A3, 3.13% 11/15/15 (b)(f)	2,715,000	2,718,777
Class C, 3.28% 11/15/15 (b)(f)	555,000	557,620
Class D, 3.36% 11/15/15 (b)(f)	870,000	875,234
Class F, 3.71% 11/15/15 (b)(f)	620,000	624,615
Class H, 4.21% 11/15/15 (b)(f)	555,000	559,168
Class J, 4.76% 11/15/15 (b)(f)	580,000	584,712
Class K, 5.41% 11/15/15 (b)(f)	520,000	524,648
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.43% 8/25/33 (b)(f)	4,735,776	4,773,144
Series 2004-2 Class A, 3.28% 8/25/34 (b)(f)	4,193,311	4,195,932
Series 2004-3:
Class A2, 3.27% 1/25/35 (b)(f)	639,992	640,492
Class M1, 3.35% 1/25/35 (b)(f)	707,930	707,930
Class M2, 3.85% 1/25/35 (b)(f)	443,072	443,072
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-ESA:
Class C, 4.937% 5/14/16 (b)	2,395,000	2,395,566
Class D, 4.986% 5/14/16 (b)	875,000	875,844
Class E, 5.064% 5/14/16 (b)	2,705,000	2,700,679
Class F, 5.182% 5/14/16 (b)	650,000	648,740
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	5,404,243	5,606,543
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
CBM Funding Corp. sequential pay Series 1996-1: - continued
Class B, 7.48% 2/1/08	$ 11,335,000	$ 12,096,955
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	1,697,876	1,857,522
Class F, 7.734% 1/15/32	920,000	985,896
Series 2001-245 Class A2, 6.4842% 2/12/16 (b)(f)	2,080,000	2,237,670
COMM floater Series 2002-FL7:
Class A2, 3.16% 11/15/14 (b)(f)	825,187	825,636
Class D, 3.38% 11/15/14 (b)(f)	150,000	150,254
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class D, 3.45% 9/15/14 (b)(f)	350,000	350,143
Class E, 3.51% 9/15/14 (b)(f)	480,000	480,473
Class F, 3.61% 9/15/14 (b)(f)	375,000	375,423
Class G, 3.79% 9/15/14 (b)(f)	860,000	861,093
Class H, 3.89% 9/15/14 (b)(f)	915,000	916,162
Class J, 4.41% 9/15/14 (b)(f)	310,000	310,392
Class K, 4.81% 9/15/14 (b)(f)	495,000	495,623
Class L, 5.01% 9/15/14 (b)(f)	400,000	399,933
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1998-C1 Class A1B, 6.48% 5/17/40	645,000	680,557
Series 2003-C4 Class A3, 4.7% 8/15/36 (f)	320,000	317,812
Series 1997-C2 Class D, 7.27% 1/17/35	14,470,000	15,713,299
Series 1998-C1 Class D, 7.17% 5/17/40	2,205,000	2,407,761
Series 2003-C3 Class ASP, 1.8837% 5/15/38 (b)(f)(h)	66,595,880	4,290,473
Series 2004-C1 Class ASP, 1.0443% 1/15/37 (b)(f)(h)	41,505,216	1,625,693
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	13,185,000	14,117,203
DLJ Commercial Mortgage Corp. sequential pay Series 1999-CG2 Class A1A, 6.88% 6/10/32	6,828,318	7,064,361
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (b)	11,400,000	11,790,025
Class C1, 7.52% 5/15/06 (b)	8,700,000	9,007,082
Class D1, 7.77% 5/15/06 (b)	6,800,000	7,022,210
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Series 1999-C2 Class C, 6.944% 6/15/31	6,700,000	7,218,578
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay:
Series 2002-26 Class C, 5.996% 2/16/24 (f)	$ 5,850,000	$ 6,100,915
Series 2003-87 Class C, 5.2417% 8/16/32 (f)	5,000,000	5,083,330
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2003-47 Class C, 4.227% 10/16/27	6,700,000	6,516,385
Series 2003-47 Class XA, 0.2228% 6/16/43 (f)(h)	19,576,344	943,639
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1997-C2 Class A3, 6.566% 4/15/29	3,580,960	3,746,176
Series 2004-C3 Class X2, 0.7494% 12/10/41 (f)(h)	6,825,000	218,597
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (b)	6,715,000	6,731,788
Series 2003-C1 Class XP, 2.168% 7/5/35 (b)(f)(h)	33,714,042	2,511,177
GS Mortgage Securities Corp. II:
sequential pay:
Series 1998-GLII Class A2, 6.562% 4/13/31	4,850,000	5,090,525
Series 2001-LIBA Class A2, 6.615% 2/14/16 (b)	5,835,000	6,377,186
Series 1998-GLII Class E, 6.9683% 4/13/31 (f)	4,103,000	4,322,733
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay:
Series 1998-C6 Class A3, 6.613% 1/15/30	10,050,000	10,531,700
Series 1999-C7 Class A2, 6.507% 10/15/35	5,555,000	5,882,851
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class B, 6.59% 2/18/30	800,000	843,505
Series 1999-C1 Class B, 6.93% 6/15/31	3,854,000	4,174,597
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2001-C3 Class A1, 6.058% 6/15/20	14,362,478	14,909,481
Series 2003-C5 Class A2, 3.478% 7/15/27	1,000,000	970,828
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (b)	5,900,000	5,256,310
Morgan Stanley Capital I, Inc.:
sequential pay Series 1999-WF1 Class A2, 6.21% 11/15/31	1,550,000	1,628,383
Series 1999-RM1 Class E, 6.9908% 12/15/31 (f)	824,000	887,606
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.4102% 3/12/35 (b)(f)(h)	35,142,760	2,190,568
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	5,060,000	5,456,636
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (b)	12,680,000	13,334,396
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Thirteen Affiliates of General Growth Properties, Inc.: - continued
Series 1:
Class D2, 6.992% 11/15/07 (b)	$ 13,890,000	$ 14,660,130
Class E2, 7.224% 11/15/07 (b)	8,260,000	8,665,595
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C4, 6.893% 5/15/16 (b)	1,000,000	1,099,558
Class E3, 7.253% 3/15/13 (b)	5,725,000	6,000,477
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $279,269,874)		282,736,872
Foreign Government and Government Agency Obligations - 2.6%

Chilean Republic 7.125% 1/11/12	6,460,000	7,215,820
Israeli State 4.625% 6/15/13	5,305,000	5,056,328
Italian Republic 4.5% 1/21/15	14,460,000	14,019,548
Korean Republic 4.875% 9/22/14	3,000,000	2,898,210
Russian Federation 8.25% 3/31/10 (Reg. S)	5,395,000	5,799,625
United Mexican States:
5.875% 1/15/14	3,690,000	3,662,325
6.75% 9/27/34	25,820,000	25,200,320
7.5% 4/8/33	18,650,000	19,806,300
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $82,310,602)		83,658,476
Fixed-Income Funds - 10.6%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $342,024,618)	3,436,830	342,067,690
Cash Equivalents - 2.1%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.87%, dated 3/31/05 due 4/1/05) (Cost $68,597,000)	$ 68,602,473	$ 68,597,000
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $3,369,939,563)		3,380,053,465
NET OTHER ASSETS - (4.7)%		(150,833,710)
NET ASSETS - 100%		$ 3,229,219,755
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to JPMorgan Chase, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)

	March 2015	$ 40,000,000	$ (113,156)
Receive from Deutsche Bank, upon default event of Ford Motor Co., par value of the notional amount of Ford Motor Co. 7.45% 7/16/31, and pay quarterly notional amount multiplied by 2.43%	Dec. 2011	6,300,000	408,491
Receive quarterly notional amount multiplied by .405% and pay Merrill Lynch, Inc. upon default event of American International Group, Inc., par value of the notional amount of American International Group, Inc. 4.25% 5/15/13	June 2010	5,145,000	3,810
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swap - continued
Receive quarterly notional amount multiplied by .43% and pay Lehman Brothers, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 6.25% 2/1/11	June 2010	$ 15,000,000	$ (55,118)
Receive quarterly notional amount multiplied by .53% and pay Lehman Brothers, Inc. upon default event of Tyco International Group SA, par value of the notional amount of Tyco International Group SA yankee 6.375% 10/15/11	June 2010	5,000,000	0
TOTAL CREDIT DEFAULT SWAP		71,445,000	244,027
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.38% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	May 2006	250,000,000	(1,088,350)
Receive quarterly a fixed rate equal to 3.8915% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Feb. 2008	40,000,000	(447,880)
TOTAL INTEREST RATE SWAP		290,000,000	(1,536,230)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	$ 12,500,000	$ (151,738)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a return based on 1-month LIBOR minus 50 basis points with Citibank	Jan. 2006	30,000,000	0
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Deutsche Bank	May 2005	25,000,000	(194,140)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	May 2005	45,000,000	(381,384)
Receive monthly a return equal to that of Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	July 2005	12,500,000	0
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	14,000,000	(439,221)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap - continued

Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America

	June 2005	$ 12,600,000	$ (137,271)
Receive quarterly a return equal to that of Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	April 2005	20,045,000	(362,279)
TOTAL TOTAL RETURN SWAP		171,645,000	(1,666,033)
		$ 533,090,000	$ (2,958,236)
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $236,838,997 or 7.3% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $68,597,000) (cost $3,369,939,563) - See accompanying schedule		$ 3,380,053,465
Commitment to sell securities on a delayed delivery basis	$ (71,953,125)
Receivable for securities sold on a delayed delivery basis	71,862,891	(90,234)
Receivable for investments sold, regular delivery		7,991,869
Cash		141,511
Interest receivable		24,404,307
Total assets		3,412,500,918

Liabilities
Payable for investments purchased Regular delivery	$ 35,494,508
Delayed delivery	132,188,536
Distributions payable	12,612,401
Swap agreements, at value	2,958,236
Other payables and accrued expenses	27,482
Total liabilities		183,281,163

Net Assets		$ 3,229,219,755
Net Assets consist of:
Paid in capital		$ 3,215,049,051
Accumulated net investment income		669,941
Accumulated net realized gain (loss) on investments		6,450,749
Net unrealized appreciation (depreciation) on investments		7,050,014
Net Assets, for 32,780,073 shares outstanding		$ 3,229,219,755
Net Asset Value, offering price and redemption price per share ($3,229,219,755 ÷ 32,780,073 shares)		$ 98.51

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

For the period December 17, 2004 (commencement of operations) to March 31, 2005 (Unaudited)

Investment Income
Interest		$ 42,454,962

Expenses
Independent directors' compensation	$ 3,261
Custodian fees and expenses	55,360
Audit	20,107
Total expenses before reductions	78,728
Expense reductions	(1,051)	77,677
Net investment income		42,377,285
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	5,943,231
Swap agreements	507,518
Total net realized gain (loss)		6,450,749
Change in net unrealized appreciation (depreciation) on: Investment securities	(52,844,340)
Swap agreements	(2,973,654)
Delayed delivery commitments	(90,234)
Total change in net unrealized appreciation (depreciation)		(55,908,228)
Net gain (loss)		(49,457,479)
Net increase (decrease) in net assets resulting from operations		$ (7,080,194)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period December 17, 2004 (commencement of operations) to March 31, 2005 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 42,377,285
Net realized gain (loss)	6,450,749
Change in net unrealized appreciation (depreciation)	(55,908,228)
Net increase (decrease) in net assets resulting from operations	(7,080,194)
Distributions to partners from net investment income	(41,707,344)
Affiliated share transactions Contributions in-kind	3,277,957,293
Proceeds from sale of shares	50,000
Net increase (decrease) in net assets resulting from share transactions	3,278,007,293
Total increase (decrease) in net assets	3,229,219,755

Net Assets
End of period (including accumulated net investment income of $669,941)	$ 3,229,219,755
Other Information Shares
Issued for in-kind contribution	32,779,573
Sold	500
Net increase (decrease)	32,780,073

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended March 31, 2005E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment incomeD	1.293
Net realized and unrealized gain (loss)	(1.511)
Total from investment operations	(.218)
Distributions to partners from net investment income	(1.272)
Net asset value, end of period	$ 98.51
Total ReturnB,C	(.22)%
Ratios to Average Net AssetsF
Expenses before expense reductions	.0086%A
Expenses net of voluntary waivers, if any	.0086%A
Expenses net of all reductions	.0085%A
Net investment income	4.64%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,229,220
Portfolio turnover rate	98%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 17, 2004 (commencement of operations) to March 31, 2005.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Tactical Income Central Investment Portfolio (the fund) is a fund of the Fidelity Central Investment Portfolios LLC (LLC) which is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Delaware Limited Liability Company. The fund is authorized to issue an unlimited number of shares. Each fund in the LLC is a separate partnership for tax purposes. Shares of the fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates.

The fund may invest in affiliated fixed-income and money market central funds (Underlying Funds) managed by affiliates of Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund and underlying fixed-income funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Directors believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies, including Underlying Funds, are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions, including the fund's investment activity in the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the LLC.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital contributions, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, excluding the impact of market discount which is retained in Accumulated Net Investment Income in the accompanying Statement of Assets and Liabilities.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 44,241,942
Unrealized depreciation	(34,115,417)
Net unrealized appreciation (depreciation)	10,126,525
Cost for federal income tax purposes	$ 3,369,926,940

Due to the fund's partnership structure, the capital accounts within the financial statements are not adjusted for permanent book-tax differences.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Swap Agreements - continued

recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain funds may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $297,592,770 and $185,903,768, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Central Funds. Certain funds may invest in affiliated Central Funds managed by FIMM. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Ultra-Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,217,105 for the period.

Share Transactions. On December 17, 2004, other mutual funds managed by FMR or its affiliates (investing funds), completed a non-taxable exchange with the fund. The investing funds delivered securities with a value, including accrued interest, of $3,277,957,293 (which included $62,958,242 of unrealized appreciation) in exchange for 32,779,573 shares (each then valued at $100.00 per share) of the fund, as presented in the accompanying Statement of Changes in Net Assets. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the fund or its partners.

The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into the fund, in accordance with the Partnership Agreement. At the end of the period, the investing funds were the owners of record of all the outstanding shares of the fund.

5. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,051.

6. Other.

The fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

The following is a complete listing of Investments for Fidelity's fixed-income central fund as of March 31, 2005 which is an investment of Fidelity Tactical Income Central Investment Portfolio.

Semiannual Report

Fidelity Ultra-Short Central Fund
Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
3.45% 9/10/07 (e)	$ 16,665,000	$ 16,684,898
3.47% 5/24/06 (e)	4,700,000	4,719,284
		21,404,182
Media - 1.0%
AOL Time Warner, Inc. 5.625% 5/1/05	15,000,000	15,022,950
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,312,632
Cox Communications, Inc. 3.55% 12/14/07 (b)(e)	12,140,000	12,211,031
Liberty Media Corp. 4.51% 9/17/06 (e)	17,000,000	17,225,760
Time Warner, Inc. 7.75% 6/15/05	7,500,000	7,563,068
		60,335,441
TOTAL CONSUMER DISCRETIONARY		81,739,623
FINANCIALS - 1.0%
Capital Markets - 0.2%
State Street Capital Trust II 3.2944% 2/15/08 (e)	10,000,000	10,033,350
Commercial Banks - 0.3%
Wells Fargo & Co. 3% 3/10/08 (e)	16,600,000	16,586,670
Consumer Finance - 0.5%
General Motors Acceptance Corp.:
3.92% 10/20/05 (e)	14,765,000	14,731,262
4.75% 5/19/05 (e)	6,855,000	6,858,098
Household Finance Corp. 8% 5/9/05	11,000,000	11,051,700
		32,641,060
Real Estate - 0.0%
Regency Centers LP 7.125% 7/15/05	700,000	707,324
TOTAL FINANCIALS		59,968,404
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,659,792
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,798,474
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,773,281
GTE Corp. 6.36% 4/15/06	9,000,000	9,203,166
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 4.78% 8/17/06	$ 6,000,000	$ 6,036,900
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,576,968
		61,048,581
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,670,764
TOTAL TELECOMMUNICATION SERVICES		66,719,345
UTILITIES - 0.1%
Gas Utilities - 0.1%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,462,491
TOTAL NONCONVERTIBLE BONDS (Cost $218,124,018)		217,889,863
U.S. Government Agency Obligations - 4.1%

Fannie Mae:
1.55% 5/4/05	90,000,000	89,878,680
1.8% 5/27/05	60,000,000	59,885,280
Federal Home Loan Bank 1.35% 4/29/05	90,000,000	89,882,643
Freddie Mac 0% 4/19/05 (d)	5,000,000	4,993,250
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $244,994,771)		244,639,853
Asset-Backed Securities - 36.4%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.15% 7/25/34 (e)	9,396,639	9,396,547
Series 2004-3 Class 2A4, 3.2% 10/25/34 (e)	10,915,000	10,963,781
Series 2004-4:
Class A2D, 3.2% 1/25/35 (e)	4,085,693	4,097,775
Class M2, 3.9% 1/25/35 (e)	1,425,000	1,453,939
Class M3, 4.1% 1/25/35 (e)	550,000	567,826
Series 2005-1:
Class M1, 3.32% 4/25/35 (e)	11,280,000	11,279,977
Class M2, 3.54% 4/25/35 (e)	5,275,000	5,274,989
ACE Securities Corp.:
Series 2002-HE1:
Class A, 3.19% 6/25/32 (e)	399,301	399,385
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2002-HE1: - continued
Class M1, 3.5% 6/25/32 (e)	$ 2,110,000	$ 2,119,472
Series 2002-HE2 Class M1, 3.7% 8/25/32 (e)	21,525,000	21,640,949
Series 2003-FM1 Class M2, 4.7% 11/25/32 (e)	3,015,000	3,069,832
Series 2003-HS1:
Class M1, 3.6% 6/25/33 (e)	800,000	804,678
Class M2, 4.6% 6/25/33 (e)	856,000	873,383
Series 2003-NC1 Class M1, 3.63% 7/25/33 (e)	1,600,000	1,615,193
Series 2004-HE1:
Class M1, 3.35% 2/25/34 (e)	2,193,000	2,193,319
Class M2, 3.95% 2/25/34 (e)	2,475,000	2,476,011
Series 2004-OP1:
Class M1, 3.37% 4/25/34 (e)	4,420,000	4,424,555
Class M2, 3.9% 4/25/34 (e)	6,240,000	6,251,383
Series 2005-HE2:
Class M1, 3.25% 4/25/35 (e)	1,530,000	1,530,000
Class M2, 3.26% 4/25/35 (e)	1,803,000	1,803,000
Class M3, 3.29% 4/25/35 (e)	1,040,000	1,040,000
Class M4, 3.45% 4/25/35 (e)	1,340,000	1,340,000
Class M5, 3.49% 4/25/35 (e)	1,230,000	1,230,000
Series 2005-SD1 Class A1, 3.25% 11/25/50 (e)	3,391,798	3,392,854
Aesop Funding II LLC Series 2005-1A Class A2, 2.91% 4/20/09 (b)(e)	8,800,000	8,800,000
American Express Credit Account Master Trust:
Series 2002-4 Class B, 3.12% 2/15/08 (e)	10,000,000	10,006,224
Series 2002-6 Class B, 3.26% 3/15/10 (e)	5,000,000	5,037,018
Series 2004-1 Class B, 3.06% 9/15/11 (e)	5,775,000	5,800,033
Series 2004-C Class C, 3.31% 2/15/12 (b)(e)	19,330,880	19,371,780
Series 2005-1 Class A, 3.15% 10/15/12 (e)	15,455,000	15,455,000
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,942,495
Series 2003-AM:
Class A3B, 3.1156% 6/6/07 (e)	2,896,699	2,898,520
Class A4B, 3.2156% 11/6/09 (e)	12,400,000	12,458,631
Series 2003-BX Class A4B, 3.1256% 1/6/10 (e)	3,265,000	3,279,301
Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,443,055
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 3.55% 8/25/32 (e)	3,976,813	3,996,505
Series 2002-AR1 Class M2, 4.15% 9/25/32 (e)	1,698,000	1,700,909
Series 2003-1:
Class A2, 3.26% 2/25/33 (e)	1,156,859	1,160,405
Class M1, 3.75% 2/25/33 (e)	3,330,000	3,393,338
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2003-3:
Class M1, 3.65% 3/25/33 (e)	$ 1,590,000	$ 1,609,740
Class S, 5% 9/25/05 (f)	4,457,447	89,136
Series 2003-6:
Class AV3, 3.17% 8/25/33 (e)	1,327,358	1,327,981
Class M1, 3.61% 8/25/33 (e)	7,560,000	7,612,909
Class M2, 4.7% 5/25/33 (e)	2,750,000	2,804,297
Series 2003-AR1 Class M1, 4% 1/25/33 (e)	7,000,000	7,083,417
Series 2004-R2:
Class M1, 3.28% 4/25/34 (e)	1,230,000	1,229,987
Class M2, 3.33% 4/25/34 (e)	950,000	949,990
Class M3, 3.4% 4/25/34 (e)	3,500,000	3,499,963
Class M4, 3.9% 4/25/34 (e)	4,500,000	4,499,947
Series 2004-R9 Class A3, 3.17% 10/25/34 (e)	9,340,000	9,368,948
Series 2005-R1:
Class M1, 3.3% 3/25/35 (e)	5,710,000	5,709,936
Class M2, 3.33% 3/25/35 (e)	1,925,000	1,924,978
Series 2005-R2 Class M1, 3.05% 4/25/35 (e)	12,500,000	12,500,000
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.18% 6/25/32 (e)	2,948,986	2,960,407
Series 2002-BC6 Class M1, 3.6% 8/25/32 (e)	24,900,000	25,133,719
Series 2002-BC7:
Class M1, 3.45% 10/25/32 (e)	10,000,000	10,096,880
Class M2, 3.75% 10/25/32 (e)	5,575,000	5,619,497
Series 2003-BC1 Class M2, 3.95% 1/25/32 (e)	2,480,000	2,487,082
AQ Finance NIMS Trust Series 2003-N6A Class NOTE, 3.15% 5/25/10 (b)(e)	147,584	146,846
ARG Funding Corp.:
Series 2005-1A Class A2, 3.15% 4/20/09 (b)(e)	11,000,000	11,000,000
Series 2005-2A Class A2, 2.96% 5/20/11 (b)(c)(e)	5,200,000	5,200,000
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.65% 9/25/33 (e)	20,000,000	20,679,990
Series 2003-W7 Class A2, 3.24% 3/1/34 (e)	5,921,876	5,935,543
Series 2004-W5 Class M1, 3.45% 4/25/34 (e)	3,960,000	3,964,942
Series 2004-W7:
Class M1, 3.4% 5/25/34 (e)	4,085,000	4,084,955
Class M2, 3.45% 5/25/34 (e)	3,320,000	3,319,964
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 3.94% 8/15/32 (e)	978,000	981,689
Series 2003-HE2:
Class A2, 3.19% 4/15/33 (e)	2,785,013	2,787,528
Class M1, 3.71% 4/15/33 (e)	9,000,000	9,061,993
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE3:
Class M1, 3.64% 6/15/33 (e)	$ 2,185,000	$ 2,203,617
Class M2, 4.81% 6/15/33 (e)	10,000,000	10,272,870
Series 2003-HE4 Class M2, 4.81% 8/15/33 (e)	5,695,000	5,829,597
Series 2003-HE5 Class A2A, 3.17% 8/15/33 (e)	4,106,327	4,110,265
Series 2003-HE6 Class M1, 3.5% 11/25/33 (e)	3,475,000	3,501,870
Series 2004-HE3:
Class M1, 3.39% 6/25/34 (e)	1,450,000	1,450,499
Class M2, 3.97% 6/25/34 (e)	3,350,000	3,351,049
Series 2004-HE6 Class A2, 3.21% 6/25/34 (e)	22,252,288	22,252,084
Series 2005-HE2:
Class M1, 3.17% 3/25/35 (e)	8,250,000	8,263,606
Class M2, 3.22% 3/25/35 (e)	2,065,000	2,068,913
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.19% 12/15/09 (e)	20,655,000	20,758,153
Series 2002-B2 Class B2, 3.15% 5/15/08 (e)	15,000,000	15,007,998
Series 2002-B3 Class B, 3.17% 8/15/08 (e)	14,500,000	14,517,197
Series 2002-C1 Class C1, 3.77% 12/15/09 (e)	7,980,000	8,082,101
Series 2002-C2 Class C2, 3.8% 5/15/08 (e)	35,785,000	35,905,066
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.09% 5/28/44 (e)	10,124,498	10,127,662
Bayview Financial Asset Trust Series 2000-F Class A, 3.17% 9/28/43 (e)	11,117,634	11,134,741
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.12% 2/28/44 (e)	6,800,322	6,807,558
Bear Stearns Asset Backed Securities I Series 2005-HE2:
Class M1, 3.35% 2/25/35 (e)	6,655,000	6,655,000
Class M2, 3.6% 2/25/35 (e)	2,430,000	2,430,000
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	3,919,924	3,892,013
Series 2003-1 Class B, 3.28% 6/15/10 (b)(e)	7,624,280	7,650,636
Series 2003-2 Class B, 3.09% 1/15/09 (e)	3,555,722	3,562,003
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.09% 1/15/10 (e)	9,630,000	9,661,975
Series 2004-B Class A4, 2.92% 8/15/11 (e)	16,300,000	16,295,196
Capital One Master Trust:
Series 1999-3 Class B, 3.29% 9/15/09 (e)	5,000,000	5,006,308
Series 2001-1 Class B, 3.32% 12/15/10 (e)	19,500,000	19,662,692
Series 2001-8A Class B, 3.36% 8/17/09 (e)	9,585,000	9,646,320
Series 2002-3A Class B, 4.55% 2/15/08	10,000,000	10,004,869
Series 2002-4A Class B, 3.31% 3/15/10 (e)	6,000,000	6,034,811
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.49% 7/15/08 (e)	$ 17,705,000	$ 17,730,812
Series 2003-B1 Class B1, 3.98% 2/17/09 (e)	15,470,000	15,622,875
Capital Trust Ltd. Series 2004-1:
Class A2, 3.3% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 3.6% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 3.95% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 3.88% 1/25/32 (e)	4,244,221	4,266,966
Series 2002-HE2 Class M1, 3.55% 1/25/33 (e)	9,999,980	10,046,335
Series 2002-HE3:
Class M1, 3.95% 3/25/33 (e)	21,499,948	21,915,996
Class M2, 5.1% 3/25/33 (e)	9,968,976	10,205,344
Series 2003-HE1:
Class M1, 3.75% 8/25/33 (e)	1,989,998	2,000,234
Class M2, 4.8% 8/25/33 (e)	4,369,996	4,442,643
Series 2003-HE2 Class A, 3.2% 10/25/33 (e)	4,242,292	4,259,070
Series 2003-HE3:
Class M1, 3.55% 11/25/33 (e)	2,254,989	2,277,809
Class M2, 4.6% 11/25/33 (e)	1,719,992	1,760,408
Series 2004-HE2 Class M2, 4.05% 7/26/34 (e)	2,345,000	2,344,970
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.29% 3/16/09 (e)	1,305,000	1,312,676
Series 2002-2 Class C, 3.71% 7/16/07 (e)	13,818,000	13,821,374
Series 2002-4 Class B, 3.12% 10/15/07 (e)	12,000,000	12,002,196
Series 2002-6 Class B, 3.16% 1/15/08 (e)	11,850,000	11,857,558
Series 2004-1 Class B, 3.01% 5/15/09 (e)	4,105,000	4,104,147
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.31% 10/15/07 (e)	17,500,000	17,529,468
Series 2001-B2 Class B2, 2.93% 12/10/08 (e)	11,945,000	12,014,624
Series 2002-B1 Class B1, 3.39% 6/25/09 (e)	9,010,000	9,051,129
Series 2002-C1 Class C1, 3.76% 2/9/09 (e)	17,500,000	17,725,649
Series 2003-B1 Class B1, 3.25% 3/7/08 (e)	25,000,000	25,067,198
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	17,785,000	18,216,076
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.26% 12/25/33 (b)(e)	8,992,786	8,993,719
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.28% 5/25/33 (e)	2,084,149	2,089,417
Series 2003-BC1 Class M2, 4.85% 9/25/32 (e)	11,065,000	11,231,747
Series 2003-SD3 Class A1, 3.27% 12/25/32 (b)(e)	1,386,368	1,394,449
Series 2004-2 Class M1, 3.35% 5/25/34 (e)	5,200,000	5,211,775
Series 2004-3:
Class 3A4, 3.1% 8/25/34 (e)	672,000	668,692
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Class M1, 3.35% 6/25/34 (e)	$ 1,475,000	$ 1,476,444
Series 2004-4:
Class A, 3.22% 8/25/34 (e)	3,595,851	3,599,487
Class M1, 3.33% 7/25/34 (e)	3,650,000	3,664,180
Class M2, 3.38% 6/25/34 (e)	4,395,000	4,411,414
Series 2005-1:
Class 1AV2, 3% 5/25/35 (e)	8,780,000	8,780,000
Class M1, 3.24% 9/25/35 (e)	19,600,000	19,600,000
Class MV1, 3.25% 7/25/35 (e)	3,135,000	3,132,061
Class MV2, 3.24% 5/25/35 (e)	3,765,000	3,763,235
Class MV3, 3.25% 5/25/35 (e)	1,560,000	1,559,269
Series 2005-3 Class MV1, 3.27% 3/25/35 (e)	11,125,000	11,125,000
Series 2005-AB1 Class A2, 3.03% 5/25/35 (e)	17,520,000	17,525,475
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.24% 4/25/34 (e)	3,535,654	3,552,287
Series 2004-FRE1:
Class A2, 3.2% 4/25/34 (e)	4,313,568	4,313,529
Class M3, 3.5% 4/25/34 (e)	5,885,000	5,884,936
Discover Card Master Trust I:
Series 2000-2 Class B, 3.18% 9/18/07 (e)	10,000,000	10,000,531
Series 2003-4 Class B1, 3.14% 5/16/11 (e)	8,155,000	8,204,069
Fannie Mae guaranteed REMIC pass thru certificates:
Series 2002-T15 Class S1, 5.25% 4/25/05 (f)	20,812,207	2
Series 2004-T5 Class AB3, 2.8394% 5/28/35 (e)	9,513,363	9,516,669
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.53% 11/25/33 (e)	1,300,000	1,313,576
Class M2, 4.6% 11/25/33 (e)	700,000	721,670
Series 2004-1 Class M2, 3.95% 1/25/35 (e)	3,700,000	3,748,436
Series 2004-2 Class M2, 4% 7/25/34 (e)	9,890,000	9,889,885
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.4% 3/25/34 (e)	400,000	401,635
Class M4, 3.75% 3/25/34 (e)	300,000	303,259
Class M6, 4.1% 3/25/34 (e)	400,000	403,825
First USA Credit Card Master Trust Series 2001-4 Class B, 3.17% 1/12/09 (e)	15,000,000	15,045,977
First USA Secured Note Trust Series 2001-3 Class C, 3.9% 11/19/08 (b)(e)	11,580,000	11,661,421
Fleet Credit Card Master Trust II Series 2002-A Class B, 3.15% 10/15/07 (e)	10,000,000	10,000,531
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.24% 10/15/07 (e)	19,600,000	19,687,251
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.07% 2/25/34 (e)	$ 3,870,278	$ 3,870,245
Class M1, 3.3% 2/25/34 (e)	750,000	749,992
Class M2, 3.35% 2/25/34 (e)	800,000	799,992
Series 2004-C Class 2A2, 3.4% 8/25/34 (e)	10,000,000	10,086,508
Series 2005-A:
Class 2A2, 3.09% 2/25/35 (e)	11,850,000	11,867,571
Class M1, 3.28% 1/25/35 (e)	1,603,000	1,604,964
Class M2, 3.31% 1/25/35 (e)	2,325,000	2,328,669
Class M3, 3.34% 1/25/35 (e)	1,250,000	1,251,936
Class M4, 3.53% 1/25/35 (e)	925,000	927,487
Class M5, 3.55% 1/25/35 (e)	925,000	928,181
Class M6, 3.63% 1/25/35 (e)	1,125,000	1,127,563
GE Business Loan Trust Series 2003-1 Class A, 3.24% 4/15/31 (b)(e)	6,019,938	6,061,621
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.04% 8/15/08 (e)	1,520,000	1,521,832
Class C, 3.74% 8/15/08 (e)	5,580,000	5,607,945
Series 6 Class B, 3% 2/17/09 (e)	1,030,000	1,031,120
GSAMP Trust:
Series 2002-HE Class M1, 4.1% 11/20/32 (e)	3,017,000	3,083,794
Series 2002-NC1:
Class A2, 3.17% 7/25/32 (e)	1,071,303	1,082,981
Class M1, 3.49% 7/25/32 (e)	8,861,000	8,971,764
Series 2003-FM1 Class M1, 3.67% 3/20/33 (e)	15,000,000	15,183,921
Series 2004-FF3 Class M2, 3.99% 5/25/34 (e)	4,650,000	4,650,024
Series 2004-FM1:
Class M1, 3.5% 11/25/33 (e)	2,865,000	2,864,969
Class M2, 4.25% 11/25/33 (e)	1,975,000	2,010,617
Series 2004-FM2:
Class M1, 3.35% 1/25/34 (e)	3,500,000	3,499,963
Class M2, 3.95% 1/25/34 (e)	1,500,000	1,499,982
Class M3, 4.15% 1/25/34 (e)	1,500,000	1,499,982
Series 2004-HE1:
Class M1, 3.4% 5/25/34 (e)	4,045,000	4,044,956
Class M2, 4% 5/25/34 (e)	1,750,000	1,770,385
Class M3, 4.25% 5/25/34 (e)	1,250,000	1,271,370
Series 2005-HE2 Class M, 3.23% 3/25/35 (e)	8,780,000	8,780,000
Series 2005-NC1 Class M1, 3.3% 2/25/35 (e)	9,010,000	9,009,984
Home Equity Asset Trust:
Series 2002-2 Class M1, 3.65% 6/25/32 (e)	10,000,000	10,033,640
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2002-3 Class A5, 3.29% 2/25/33 (e)	$ 2,239,734	$ 2,241,028
Series 2002-4:
Class A3, 3.33% 3/25/33 (e)	3,244,465	3,248,864
Class M2, 4.9% 3/25/33 (e)	1,850,000	1,880,199
Series 2002-5:
Class A3, 3.37% 5/25/33 (e)	4,849,103	4,883,041
Class M1, 4.05% 5/25/33 (e)	13,800,000	14,106,854
Series 2003-1:
Class A2, 3.32% 6/25/33 (e)	6,998,761	7,014,506
Class M1, 3.85% 6/25/33 (e)	5,700,000	5,737,233
Series 2003-2:
Class A2, 3.23% 8/25/33 (e)	421,596	423,446
Class M1, 3.73% 8/25/33 (e)	2,245,000	2,273,827
Series 2003-3:
Class A2, 3.21% 8/25/33 (e)	3,118,703	3,132,214
Class M1, 3.71% 8/25/33 (e)	8,185,000	8,285,727
Series 2003-4:
Class M1, 3.65% 10/25/33 (e)	3,415,000	3,447,548
Class M2, 4.75% 10/25/33 (e)	4,040,000	4,097,947
Series 2003-5:
Class A2, 3.2% 12/25/33 (e)	9,095,358	9,131,533
Class M1, 3.55% 12/25/33 (e)	3,175,000	3,204,384
Class M2, 4.58% 12/25/33 (e)	1,345,000	1,383,726
Series 2003-7 Class A2, 3.23% 3/25/34 (e)	4,434,827	4,445,480
Series 2004-2 Class A2, 3.14% 7/25/34 (e)	8,318,490	8,318,558
Series 2004-3:
Class M1, 3.42% 8/25/34 (e)	2,015,000	2,014,978
Class M2, 4.05% 8/25/34 (e)	2,200,000	2,199,973
Class M3, 4.3% 8/25/34 (e)	950,000	949,988
Series 2004-4 Class A2, 3.17% 10/25/34 (e)	10,757,939	10,801,376
Series 2004-6 Class A2, 3.2% 12/25/34 (e)	11,560,938	11,598,095
Series 2004-7 Class A3, 3.24% 1/25/35 (e)	3,508,524	3,526,774
Series 2005-1:
Class M1, 3.28% 5/25/35 (e)	9,705,000	9,712,404
Class M2, 3.3% 5/25/35 (e)	5,780,000	5,779,937
Class M3, 3.35% 5/25/35 (e)	5,825,000	5,824,937
Series 2005-2:
Class 2A2, 3.06% 7/25/35 (c)(e)	13,170,000	13,170,000
Class M1, 3.31% 7/25/35 (c)(e)	6,385,000	6,385,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.1% 8/15/08 (e)	10,000,000	10,016,138
Asset-Backed Securities - continued
	Principal Amount	Value
Household Credit Card Master Trust I Series 2002-1 Class B, 3.46% 7/15/08 (e)	$ 22,589,000	$ 22,640,684
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.15% 4/20/32 (e)	3,414,440	3,419,938
Series 2002-3 Class A, 3.3% 7/20/32 (e)	2,738,511	2,743,892
Series 2003-1 Class M, 3.48% 10/20/32 (e)	977,309	978,999
Series 2003-2:
Class A, 3.18% 9/20/33 (e)	3,598,873	3,607,385
Class M, 3.43% 9/20/33 (e)	1,692,368	1,696,563
Series 2004-1 Class M, 3.37% 9/20/33 (e)	3,370,616	3,377,650
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.5% 2/20/33 (e)	2,228,700	2,238,978
Series 2004-HC1:
Class A, 3.2% 2/20/34 (e)	6,980,705	6,999,743
Class M, 3.35% 2/20/34 (e)	4,220,559	4,223,398
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.36% 1/18/11 (e)	8,850,000	8,870,158
Series 2002-2:
Class A, 2.98% 1/18/11 (e)	9,000,000	9,013,649
Class B, 3.36% 1/18/11 (e)	14,275,000	14,370,697
Series 2002-3 Class B, 4.06% 9/15/09 (e)	4,150,000	4,170,513
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.05% 12/17/07 (e)	4,536,038	4,537,623
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.1% 6/25/35 (e)	13,484,634	13,484,634
Class M1, 3.32% 6/25/35 (e)	4,100,000	4,100,000
Class M2, 3.34% 6/25/35 (e)	2,775,000	2,775,000
Class M3, 3.37% 6/25/35 (e)	1,975,000	1,975,000
Class M4, 3.55% 6/25/35 (e)	4,940,000	4,940,000
Class M5, 3.58% 6/25/35 (e)	3,020,000	3,020,000
Keycorp Student Loan Trust Series 1999-A Class A2, 3.42% 12/27/09 (e)	17,060,109	17,132,428
Long Beach Mortgage Loan Trust:
Series 2002-4 Class 2S1, 5.25% 4/25/05 (f)	19,201,500	2
Series 2003-1 Class A2, 3.25% 3/25/33 (e)	261,799	261,939
Series 2003-2:
Class AV, 3.17% 6/25/33 (e)	770,184	770,908
Class M1, 3.67% 6/25/33 (e)	19,500,000	19,668,876
Series 2003-3 Class M1, 3.6% 7/25/33 (e)	7,770,000	7,845,129
Series 2004-2:
Class M1, 3.38% 6/25/34 (e)	4,275,000	4,286,307
Class M2, 3.93% 6/25/34 (e)	2,800,000	2,837,462
Series 2005-2 Class 2A2, 3.03% 4/25/35 (c)(e)	12,000,000	12,000,000
Asset-Backed Securities - continued
	Principal Amount	Value
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 3.58% 4/25/33 (e)	$ 3,500,000	$ 3,530,403
Class M2, 4.7% 4/25/33 (e)	1,500,000	1,537,719
Series 2004-FRE1 Class M1, 3.4% 7/25/34 (e)	5,223,000	5,249,397
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.61% 3/17/08 (b)(e)	7,250,000	7,272,475
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.185% 10/15/08 (e)	30,000,000	30,061,371
Series 2001-B2 Class B2, 3.17% 1/15/09 (e)	30,353,000	30,451,693
Series 2002-B2 Class B2, 3.19% 10/15/09 (e)	20,000,000	20,103,662
Series 2002-B3 Class B3, 3.21% 1/15/08 (e)	15,000,000	15,008,738
Series 2002-B4 Class B4, 3.31% 3/15/10 (e)	14,800,000	14,931,661
Series 2003-B2 Class B2, 3.2% 10/15/10 (e)	1,530,000	1,541,514
Series 2003-B3 Class B3, 3.185% 1/18/11 (e)	1,130,000	1,136,027
Series 2003-B5 Class B5, 3.18% 2/15/11 (e)	705,000	710,852
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 2.99% 9/15/10 (e)	7,800,000	7,848,716
Series 1998-G Class B, 3.21% 2/17/09 (e)	20,000,000	20,054,476
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.35% 7/25/34 (e)	2,125,000	2,124,978
Class M2, 3.4% 7/25/34 (e)	375,000	374,996
Class M3, 3.8% 7/25/34 (e)	775,000	774,991
Class M4, 3.95% 7/25/34 (e)	525,000	524,994
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 3.55% 7/25/34 (e)	2,321,000	2,337,100
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 4.95% 11/25/32 (e)	2,370,000	2,452,726
Series 2003-HE1 Class M2, 4.75% 5/25/33 (e)	6,185,000	6,262,744
Series 2003-NC5 Class M2, 4.85% 4/25/33 (e)	2,800,000	2,845,996
Series 2003-NC6 Class M2, 4.8% 6/27/33 (e)	12,835,000	13,206,795
Series 2003-NC7:
Class M1, 3.55% 6/25/33 (e)	1,785,000	1,793,096
Class M2, 4.7% 6/25/33 (e)	1,000,000	1,020,316
Series 2003-NC8 Class M1, 3.55% 9/25/33 (e)	2,350,000	2,368,296
Series 2004-HE6 Class A2, 3.19% 8/25/34 (e)	9,697,170	9,699,430
Series 2004-NC6 Class A2, 3.19% 7/25/34 (e)	4,511,268	4,524,645
Series 2005-1:
Class M2, 3.32% 12/25/34 (e)	4,425,000	4,432,537
Class M3, 3.37% 12/25/34 (e)	4,000,000	4,003,352
Class M4, 3.55% 12/25/34 (e)	787,000	788,648
Series 2005-HE1:
Class A3B, 3.07% 12/25/34 (e)	3,885,000	3,890,214
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2005-HE1:
Class M1, 3.3% 12/25/34 (e)	$ 1,100,000	$ 1,104,411
Class M2, 3.32% 12/25/34 (e)	2,970,000	2,991,811
Series 2005-HE2:
Class M1, 3.1713% 1/25/35 (e)	2,665,000	2,665,000
Class M2, 3.2113% 1/25/35 (e)	1,900,000	1,900,000
Series 2005-NC1:
Class M1, 3.29% 1/25/35 (e)	2,425,000	2,436,718
Class M2, 3.32% 1/25/35 (e)	2,425,000	2,429,184
Class M3, 3.36% 1/25/35 (e)	2,425,000	2,429,151
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.7% 2/25/32 (e)	1,510,288	1,521,369
Class M2, 4.25% 2/25/32 (e)	10,149,500	10,247,986
Series 2001-NC3 Class M2, 4.35% 10/25/31 (e)	3,421,505	3,448,485
Series 2001-NC4:
Class M1, 3.85% 1/25/32 (e)	3,827,881	3,852,321
Class M2, 4.5% 1/25/32 (e)	1,645,000	1,657,533
Series 2002-AM3 Class A3, 3.34% 2/25/33 (e)	2,335,787	2,341,460
Series 2002-HE1 Class M1, 3.45% 7/25/32 (e)	2,700,000	2,722,985
Series 2002-HE2:
Class M1, 3.55% 8/25/32 (e)	9,925,000	9,984,594
Class M2, 4.1% 8/25/32 (e)	1,550,000	1,561,553
Series 2002-NC3 Class A3, 3.19% 8/25/32 (e)	1,312,836	1,316,867
Series 2002-NC5 Class M3, 4.65% 10/25/32 (e)	920,000	941,259
Series 2002-OP1 Class M1, 3.6% 9/25/32 (e)	1,545,000	1,557,643
Series 2003-NC1:
Class M1, 3.9% 11/25/32 (e)	2,555,000	2,578,763
Class M2, 4.9% 11/25/32 (e)	1,880,000	1,904,715
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.28% 1/25/33 (e)	1,053,899	1,054,938
Class M2, 4.85% 1/25/33 (e)	4,600,000	4,683,841
Series 2003-6 Class M1, 3.57% 1/25/34 (e)	5,180,000	5,219,817
Series 2005-1:
Class M1, 3.3% 3/25/35 (e)	4,395,000	4,398,716
Class M2, 3.33% 3/25/35 (e)	4,395,000	4,400,501
Class M3, 3.37% 3/25/35 (e)	2,120,000	2,123,508
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 2.95% 6/15/09 (e)	17,318,284	17,336,503
Series 2004-A Class A4A, 2.88% 6/15/10 (e)	10,570,000	10,583,529
Asset-Backed Securities - continued
	Principal Amount	Value
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.3% 6/25/34 (e)	$ 1,450,000	$ 1,451,233
Class M4, 3.825% 6/25/34 (e)	2,435,000	2,442,912
Ocala Funding LLC Series 2005-1A Class A, 1.5% 3/20/10 (e)	3,675,000	3,675,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.48% 9/25/34 (e)	2,940,000	2,960,090
Class M2, 3.53% 9/25/34 (e)	1,755,000	1,767,303
Class M3, 4.1% 9/25/34 (e)	3,355,000	3,400,666
Class M4, 4.3% 9/25/34 (e)	4,700,000	4,781,652
Series 2004-WCW2 Class A2, 3.23% 10/25/34 (e)	10,791,937	10,837,645
Series 2005-WCH1:
Class A3B, 3.07% 1/25/35 (e)	2,775,000	2,780,987
Class M2, 3.37% 1/25/35 (e)	4,175,000	4,180,466
Class M3, 3.41% 1/25/35 (e)	3,290,000	3,297,108
Class M5, 3.73% 1/25/35 (e)	3,095,000	3,105,532
Class M6, 3.83% 1/25/35 (e)	2,320,000	2,324,884
Providian Gateway Master Trust Series 2002-B Class A, 3.51% 6/15/09 (b)(e)	15,000,000	15,073,278
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.1% 10/25/34 (e)	5,500,000	5,575,248
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.25% 4/25/33 (e)	1,451,404	1,459,096
Saxon Asset Securities Trust Series 2004-2 Class MV1, 3.43% 8/25/35 (e)	4,495,000	4,513,654
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.235% 2/15/10 (e)	10,000,000	9,981,212
Series 2002-4:
Class A, 2.94% 8/18/09 (e)	27,000,000	27,012,679
Class B, 3.235% 8/18/09 (e)	33,300,000	33,328,838
Series 2002-5 Class B, 4.06% 11/17/09 (e)	30,000,000	30,135,054
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.37% 2/25/34 (e)	2,910,000	2,914,262
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.21% 2/25/34 (e)	1,284,379	1,284,367
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.26% 3/15/11 (b)(e)	10,835,000	10,851,935
Asset-Backed Securities - continued
	Principal Amount	Value
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.28% 9/25/34 (e)	$ 4,105,859	$ 4,131,296
Series 2003-6HE Class A1, 3.32% 11/25/33 (e)	2,313,175	2,318,896
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	1,699,359	1,698,567
TOTAL ASSET-BACKED SECURITIES (Cost $2,171,521,740)		2,181,555,212
Collateralized Mortgage Obligations - 17.9%

Private Sponsor - 13.9%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 3.25% 2/25/35 (e)	11,370,948	11,411,489
Series 2004-4 Class 5A2, 3.25% 3/25/35 (e)	4,668,273	4,680,724
Series 2005-1 Class 5A2, 3.18% 5/25/35 (e)	7,571,771	7,581,531
Series 2005-2:
Class 6A2, 3.13% 6/25/35 (e)	3,524,222	3,526,563
Class 6M2, 3.33% 6/25/35 (e)	10,145,000	10,145,000
Series 2005-3 Class 8A2, 3.09% 6/25/35 (e)	21,950,000	21,950,000
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.13% 1/25/35 (e)	22,997,870	22,997,870
Series 2005-2 Class 1A1, 3.1% 3/25/35 (e)	17,141,711	17,141,711
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.25% 5/25/33 (e)	7,327,945	7,328,403
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.25% 9/25/34 (e)	12,187,480	12,175,382
Series 2005-1 Class 2A1, 3.14% 3/25/35 (e)	16,084,008	16,084,008
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 3.25% 3/25/34 (e)	6,914,979	6,912,064
Series 2004-AR3 Class 6A2, 3.22% 4/25/34 (e)	3,045,795	3,049,416
Series 2004-AR4 Class 5A2, 3.22% 5/25/34 (e)	2,873,565	2,871,950
Series 2004-AR5 Class 11A2, 3.22% 6/25/34 (e)	4,166,627	4,157,852
Series 2004-AR6 Class 9A2, 3.22% 10/25/34 (e)	5,212,783	5,219,716
Series 2004-AR7 Class 6A2, 3.23% 8/25/34 (e)	7,541,887	7,550,525
Series 2004-AR8 Class 8A2, 3.23% 9/25/34 (e)	6,124,106	6,137,238
Series 2001-AR7 Class 3A2, 5.24% 2/25/41 (e)	194,473	195,321
Series 2003-TFLA Class F, 3.3233% 4/15/13 (b)(e)	3,750,000	3,759,054
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (e)	6,005,575	5,996,169
Granite Master Issuer PLC floater Series 2005-1:
Class A3, 3.13% 12/21/24 (e)	5,300,000	5,300,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater Series 2005-1: - continued
Class B1, 3.18% 12/21/54 (e)	$ 7,050,000	$ 7,050,000
Class M1, 3.28% 12/21/54 (e)	5,300,000	5,300,000
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.26% 3/20/44 (e)	1,415,000	1,415,495
Class 1C, 3.95% 3/20/44 (e)	4,075,000	4,094,397
Class 1M, 3.46% 3/20/44 (e)	1,875,000	1,877,888
Series 2004-2:
Class 1A2, 3.12% 6/20/28 (e)	6,500,000	6,498,217
Class 1B, 3.22% 6/20/44 (e)	1,230,000	1,230,431
Class 1C, 3.75% 6/20/44 (e)	4,475,000	4,483,566
Class 1M, 3.33% 6/20/44 (e)	3,285,000	3,285,128
Series 2004-3:
Class 1B, 3.21% 9/20/44 (e)	2,100,000	2,101,260
Class 1C, 3.64% 9/20/44 (e)	5,415,000	5,432,870
Class 1M, 3.32% 9/20/44 (e)	1,200,000	1,200,960
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A, 3.14% 4/19/35 (c)(e)	12,015,000	12,015,000
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.44% 7/15/40 (e)	2,560,000	2,575,188
Holmes Financing No. 8 PLC floater:
Series 1:
Class B, 2.77% 7/15/40 (e)	2,050,000	2,049,359
Class C, 3.26% 7/15/40 (e)	22,640,000	22,640,000
Series 2:
Class A, 2.72% 4/15/11 (e)	25,000,000	25,005,860
Class B, 2.83% 7/15/40 (e)	2,695,000	2,696,684
Class C, 3.36% 7/15/40 (e)	10,280,000	10,328,188
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.3% 10/25/34 (e)	5,115,185	5,136,903
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 3.22% 3/25/35 (e)	9,850,944	9,865,182
Series 2004-6 Class 1A2, 3.24% 10/25/34 (e)	4,193,143	4,188,866
Series 2005-1:
Class M1, 3.31% 4/25/35 (e)	3,519,520	3,521,720
Class M2, 3.35% 4/25/35 (e)	6,161,639	6,165,490
Class M3, 3.38% 4/25/35 (e)	1,511,907	1,512,556
Class M4, 3.6% 4/25/35 (e)	892,273	893,597
Class M5, 3.62% 4/25/35 (e)	892,273	893,040
Class M6, 3.67% 4/25/35 (e)	1,427,636	1,428,863
Series 2005-2 Class 1A2, 3.075% 4/25/35 (e)	14,100,000	14,100,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater: - continued
Series 2005-3 Class A1, 3.07% 7/25/35 (c)(e)	$ 16,000,000	$ 16,000,000
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 2.92% 3/25/35 (e)	16,003,595	16,003,595
Series 2004-6 Class 4A2, 4.1779% 7/25/34 (e)	5,969,000	5,933,634
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.24% 3/25/28 (e)	9,865,620	9,933,025
Series 2003-B Class A1, 3.19% 4/25/28 (e)	9,742,079	9,803,996
Series 2003-D Class A, 3.16% 8/25/28 (e)	9,106,205	9,130,723
Series 2003-E Class A2, 3.4425% 10/25/28 (e)	12,969,465	12,981,843
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	15,296,465	15,316,532
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	14,031,574	13,836,050
Series 2004-B Class A2, 2.8669% 6/25/29 (e)	11,493,624	11,466,308
Series 2004-C Class A2, 3.07% 7/25/29 (e)	16,071,219	16,026,697
Series 2004-D Class A2, 3.4725% 9/25/29 (e)	11,859,831	11,871,748
Series 2004-E Class A2D, 3.9175% 11/25/29 (e)	2,293,082	2,293,082
Series 2004-G Class A2, 3.07% 11/25/29 (e)	4,726,330	4,726,330
Series 2005-A Class A2, 3.38% 2/25/30 (e)	11,906,862	11,906,838
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.29% 10/25/32 (e)	1,304,276	1,305,057
Class M1, 3.7% 10/25/32 (e)	5,000,000	5,030,152
MortgageIT Trust floater Series 2004-2:
Class A1, 3.22% 12/25/34 (e)	5,337,014	5,345,425
Class A2, 3.3% 12/25/34 (e)	7,220,101	7,264,800
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (e)	1,745,000	1,754,682
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (e)	2,895,000	2,925,081
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (e)	15,400,000	15,399,701
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (e)	2,810,000	2,810,878
Series 2 Class C, 3.11% 6/10/42 (e)	4,215,000	4,243,978
Series 3 Class C, 3.28% 6/10/42 (e)	8,890,000	8,995,569
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (e)	4,000,000	3,998,125
Class 2C, 2.91% 6/10/42 (e)	5,350,000	5,345,821
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.1037% 6/10/42 (e)	2,000,000	2,000,000
Class 1C, 3.2937% 6/1/42 (e)	3,840,000	3,840,000
Class 2C, 3.3437% 6/10/42 (e)	8,065,000	8,065,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 5,484,170	$ 5,580,614
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.39% 3/10/35 (b)(e)	5,526,571	5,622,261
Class B5, 4.94% 3/10/35 (b)(e)	5,719,482	5,834,666
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.35% 11/25/34 (e)	4,178,514	4,203,599
Series 2003-RP2 Class A1, 3.3% 6/25/33 (b)(e)	4,746,924	4,763,443
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (e)	13,468,160	13,458,472
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	12,303,683	12,293,353
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	7,803,067	7,779,419
Series 2004-10 Class A4, 2.58% 11/20/34 (e)	12,856,417	12,849,948
Series 2004-3 Class A, 3.54625% 5/20/34 (e)	13,451,901	13,398,545
Series 2004-4 Class A, 2.4613% 5/20/34 (e)	17,574,007	17,521,046
Series 2004-5 Class A3, 2.82% 6/20/34 (e)	11,479,856	11,479,856
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	10,120,544	10,106,253
Class A3B, 3.16% 7/20/34 (e)	1,265,068	1,263,381
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (e)	9,202,764	9,189,062
Class A3B, 3.4525% 7/20/34 (e)	1,655,990	1,667,970
Series 2004-8 Class A2, 3.45% 9/20/34 (e)	16,690,870	16,713,757
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	8,344,974	8,344,974
Series 2005-2 Class A2, 3.36% 3/20/35 (e)	16,327,821	16,327,821
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.25% 9/25/33 (b)(e)	3,270,782	3,272,955
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.22% 9/25/34 (e)	24,755,148	24,820,715
WAMU Mortgage pass thru certificates Series 2005-AR6 Class 2A-1A, 3.26% 5/25/35 (c)(e)	6,305,000	6,305,000
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.717% 8/25/34 (e)	19,880,000	19,838,218
TOTAL PRIVATE SPONSOR		833,348,692
U.S. Government Agency - 4.0%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.3338% 11/18/30 (e)	1,331,411	1,341,544
Series 2000-40 Class FA, 3.35% 7/25/30 (e)	2,866,935	2,879,836
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
floater:
Series 2002-89 Class F, 3.15% 1/25/33 (e)	$ 4,316,143	$ 4,322,511
planned amortization class Series 2002-81 Class PU, 4.5% 5/25/20	2,580,731	2,576,826
target amortization class Series G94-2 Class D, 6.45% 1/25/24	5,479,825	5,632,832
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.2338% 8/18/31 (e)	2,755,442	2,764,796
Series 2001-44 Class FB, 3.15% 9/25/31 (e)	2,575,995	2,583,212
Series 2001-46 Class F, 3.2338% 9/18/31 (e)	7,418,865	7,461,790
Series 2002-11 Class QF, 3.35% 3/25/32 (e)	5,238,473	5,281,217
Series 2002-36 Class FT, 3.35% 6/25/32 (e)	1,706,122	1,721,426
Series 2002-64 Class FE, 3.1838% 10/18/32 (e)	2,582,004	2,592,299
Series 2002-65 Class FA, 3.15% 10/25/17 (e)	3,176,172	3,164,979
Series 2002-74 Class FV, 3.3% 11/25/32 (e)	9,449,678	9,521,974
Series 2003-11:
Class DF, 3.3% 2/25/33 (e)	3,954,769	3,983,351
Class EF, 3.3% 2/25/33 (e)	3,275,031	3,295,907
Series 2003-63 Class F1, 3.15% 11/25/27 (e)	7,122,660	7,124,784
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	1,927,001	1,930,435
Series 2001-56 Class KD, 6.5% 7/25/30	597,828	597,734
Series 2001-62 Class PG, 6.5% 10/25/30	6,999,460	7,049,891
Series 2001-70 Class PD, 6% 3/25/29	1,085,052	1,083,255
Series 2001-76 Class UB, 5.5% 10/25/13	2,724,858	2,739,455
Series 2002-16 Class QD, 5.5% 6/25/14	552,313	557,226
Series 2002-28 Class PJ, 6.5% 3/25/31	7,485,419	7,517,107
Series 2002-8 Class PD, 6.5% 7/25/30	6,011,529	6,080,138
Series 2003-17 Class PQ, 4.5% 3/25/16	4,301,909	4,299,631
Series 2004-33 Class ZK, 4.5% 4/25/34	584,951	583,697
Series 2004-37 Class ZB, 4.5% 5/25/34	500,542	499,618
Freddie Mac:
floater Series 2510 Class FE, 3.21% 10/15/32 (e)	6,656,907	6,697,004
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	3,579,368	3,588,499
Series 2353 Class PC, 6.5% 9/15/15	2,132,055	2,144,482
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.01% 7/15/31 (e)	5,760,857	5,769,919
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.16% 7/15/17 (e)	$ 5,215,452	$ 5,240,218
Series 2526 Class FC, 3.21% 11/15/32 (e)	4,415,645	4,430,149
Series 2538 Class FB, 3.21% 12/15/32 (e)	7,380,293	7,426,498
Series 2551 Class FH, 3.26% 1/15/33 (e)	3,897,537	3,914,355
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	15,868,777	15,993,174
Series 2368 Class PQ, 6.5% 8/15/30	114,092	113,939
Series 2394 Class ND, 6% 6/15/27	3,477,512	3,505,553
Series 2395 Class PE, 6% 2/15/30	8,725,839	8,854,298
Series 2398 Class DK, 6.5% 1/15/31	708,070	711,509
Series 2410 Class ML, 6.5% 12/15/30	3,886,935	3,933,835
Series 2420 Class BE, 6.5% 12/15/30	5,268,823	5,320,699
Series 2443 Class TD, 6.5% 10/15/30	5,269,758	5,336,099
Series 2461 Class PG, 6.5% 1/15/31	4,738,701	4,865,457
Series 2466 Class EC, 6% 10/15/27	1,699,395	1,700,117
Series 2483 Class DC, 5.5% 7/15/14	6,087,979	6,119,320
Series 2490 Class PM, 6% 7/15/28	1,708,230	1,711,496
Series 2556 Class PM, 5.5% 2/15/16	3,610,154	3,616,223
Series 2557 Class MA, 4.5% 7/15/16	1,036,491	1,037,339
Series 2776 Class UJ, 4.5% 5/15/20 (f)	7,918,792	462,941
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,958,754
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	1,361,827	1,366,505
Series 2480 Class QW, 5.75% 2/15/30	2,349,804	2,354,359
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.17% 5/16/23 (e)	3,298,341	3,314,670
Series 2001-50 Class FV, 3.02% 9/16/27 (e)	10,175,793	10,164,551
Series 2002-24 Class FX, 3.37% 4/16/32 (e)	3,051,744	3,083,442
Series 2002-31 Class FW, 3.22% 6/16/31 (e)	4,168,683	4,192,894
Series 2002-5 Class KF, 3.22% 8/16/26 (e)	943,686	944,446
TOTAL U.S. GOVERNMENT AGENCY		239,060,215
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,073,560,219)		1,072,408,907
Commercial Mortgage Securities - 7.2%
	Principal Amount	Value
1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.688% 8/3/10 (b)(e)	$ 5,025,000	$ 5,091,632
Class D, 7.7913% 8/3/10 (b)(e)	6,695,000	6,785,124
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 3.0656% 9/8/14 (b)(e)	6,448,060	6,448,969
Series 2003-BBA2 Class A3, 3.13% 11/15/15 (b)(e)	5,038,226	5,045,234
Series 2005-BOCA:
Class H, 3.78% 12/15/16 (b)(e)	2,065,000	2,066,613
Class J, 3.93% 12/15/16 (b)(e)	1,020,000	1,021,116
Class K, 4.18% 12/15/16 (b)(e)	1,795,000	1,796,963
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.43% 8/25/33 (b)(e)	7,309,568	7,367,245
Series 2003-2:
Class A, 3.43% 12/25/33 (b)(e)	14,813,451	14,912,980
Class M1, 3.7% 12/25/33 (b)(e)	2,410,651	2,440,973
Series 2004-1:
Class A, 3.21% 4/25/34 (b)(e)	6,798,776	6,778,061
Class B, 4.75% 4/25/34 (b)(e)	706,366	705,180
Class M1, 3.41% 4/25/34 (b)(e)	618,071	616,936
Class M2, 4.05% 4/25/34 (b)(e)	529,775	529,547
Series 2004-2:
Class A, 3.28% 8/25/34 (b)(e)	6,641,374	6,645,525
Class M1, 3.43% 8/25/34 (b)(e)	2,141,466	2,144,143
Series 2004-3:
Class A1, 3.22% 1/25/35 (b)(e)	6,793,764	6,796,949
Class A2, 3.27% 1/25/35 (b)(e)	944,235	944,972
Class M1, 3.35% 1/25/35 (b)(e)	1,132,294	1,132,294
Class M2, 3.85% 1/25/35 (b)(e)	738,453	738,453
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class A1, 3.08% 4/14/15 (b)(e)	3,716,738	3,716,764
Class JFCM, 4.4% 4/14/15 (b)(e)	1,344,296	1,345,976
Class JMM, 4.3% 4/14/15 (b)(e)	1,384,053	1,381,861
Class KFCM, 4.65% 4/14/15 (b)(e)	1,436,661	1,438,008
Class KMM, 4.55% 4/14/15 (b)(e)	1,253,767	1,253,109
Class LFCM, 5.05% 4/14/15 (b)(e)	1,601,905	1,603,407
Class MFCM, 5.35% 4/14/15 (b)(e)	2,218,251	2,220,331
Series 2003-WEST Class A, 3.32% 1/3/15 (b)(e)	13,026,434	13,064,915
Series 2004-BBA3 Class E, 3.51% 6/15/17 (b)(e)	10,415,000	10,416,505
Series 2004-ESA Class A2, 3.14% 5/14/16 (b)(e)	6,565,000	6,579,836
Series 2004-HS2A:
Class E, 3.7% 1/14/16 (b)(e)	1,725,000	1,730,688
Class F, 3.85% 1/14/16 (b)(e)	1,125,000	1,128,707
Commercial Mortgage Securities - continued
	Principal Amount	Value
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 3.19% 2/15/12 (b)(e)	$ 24,300,000	$ 24,351,066
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.25% 12/12/13 (b)(e)	896,672	896,915
Class C, 3.6% 12/12/13 (b)(e)	1,793,345	1,795,183
COMM floater:
Series 2001-FL5A Class E, 4.31% 11/15/13 (b)(e)	3,205,357	3,204,320
Series 2002-FL6:
Class F, 4.26% 6/14/14 (b)(e)	11,163,000	11,206,816
Class G, 4.71% 6/14/14 (b)(e)	5,000,000	5,019,783
Series 2002-FL7 Class A2, 3.16% 11/15/14 (b)(e)	942,949	943,463
Series 2003-FL9 Class B, 3.31% 11/15/15 (b)(e)	12,999,016	13,032,192
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.11% 9/15/14 (b)(e)	3,570,000	3,574,564
Class G, 3.79% 9/15/14 (b)(e)	1,345,000	1,346,709
Class H, 3.89% 9/15/14 (b)(e)	1,430,000	1,431,815
Class J, 4.41% 9/15/14 (b)(e)	490,000	490,619
Class K, 4.81% 9/15/14 (b)(e)	770,000	770,969
Class L, 5.01% 9/15/14 (b)(e)	625,000	624,895
Series 2004-HTL1:
Class B, 3.26% 7/15/16 (b)(e)	501,320	501,818
Class D, 3.36% 7/15/16 (b)(e)	1,139,116	1,139,379
Class E, 3.56% 7/15/16 (b)(e)	815,391	815,837
Class F, 3.61% 7/15/16 (b)(e)	862,895	863,650
Class H, 4.11% 7/15/16 (b)(e)	2,501,991	2,504,810
Class J, 4.26% 7/15/16 (b)(e)	961,742	962,824
Class K, 5.16% 7/15/16 (b)(e)	1,082,578	1,082,413
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.08% 4/15/17 (b)(e)	7,080,000	7,080,000
Class C, 3.12% 4/15/17 (b)(e)	3,006,000	3,006,000
Class D, 3.16% 4/15/17 (b)(e)	2,440,000	2,440,000
Class E, 3.22% 4/15/17 (b)(e)	1,821,000	1,821,000
Class F, 3.26% 4/15/17 (b)(e)	1,035,000	1,035,000
Class G, 3.4% 4/15/17 (b)(e)	1,035,000	1,035,000
Class H, 3.47% 4/15/17 (b)(e)	1,035,000	1,035,000
Class I, 3.7% 4/15/17 (b)(e)	335,000	335,000
Class MOA3, 3.18% 3/15/20 (b)(e)	4,590,000	4,590,000
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.56% 12/15/11 (b)(e)	$ 3,720,000	$ 3,689,310
Series 2002-TFLA Class C, 3.3938% 11/18/12 (b)(e)	3,675,000	3,687,238
Series 2003-TF2A Class A2, 3.13% 11/15/14 (b)(e)	9,500,000	9,507,807
Series 2004-FL1 Class B, 3.26% 5/15/14 (b)(e)	11,230,000	11,238,904
Series 2004-HC1:
Class A2, 3.31% 12/15/21 (b)(e)	1,475,000	1,474,997
Class B, 3.56% 12/15/21 (b)(e)	3,835,000	3,834,992
Series 2004-TFL1:
Class A2, 3% 2/15/14 (b)(e)	7,005,000	7,008,907
Class E, 3.36% 2/15/14 (b)(e)	2,800,000	2,806,083
Class F, 3.41% 2/15/14 (b)(e)	2,325,000	2,330,868
Class G, 3.66% 2/15/14 (b)(e)	1,875,000	1,879,719
Class H, 3.91% 2/15/14 (b)(e)	1,400,000	1,406,304
Class J, 4.21% 2/15/14 (b)(e)	750,000	753,997
Series 2005-TFLA:
Class C, 3.05% 2/15/20 (b)(c)(e)	5,650,000	5,650,000
Class E, 3.14% 2/15/20 (b)(c)(e)	2,055,000	2,055,000
Class F, 3.19% 2/15/20 (b)(c)(e)	1,745,000	1,745,000
Class G, 3.33% 2/15/20 (b)(c)(e)	505,000	505,000
Class H, 3.56% 2/15/20 (b)(c)(e)	715,000	715,000
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	698,737	711,783
Series 2003-TFLA Class A2, 3.18% 4/15/13 (b)(e)	7,205,000	7,205,352
Series 2003-TFLA Class G, 3.3233% 4/15/13 (b)(e)	2,095,000	2,048,964
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.6213% 2/11/11 (b)(e)	500,000	499,353
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 5.9956% 7/5/18 (b)(e)	2,172,566	2,172,566
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.07% 5/28/20 (b)(e)	3,189,990	3,190,523
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 4.9085% 4/10/15 (b)(e)	8,245,000	8,150,339
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 5.0213% 7/11/15 (b)(e)	1,232,313	1,233,147
Class H, 5.7713% 7/11/15 (b)(e)	12,525,233	12,583,952
Series 2003-LLFA:
Class A2, 3.19% 12/16/14 (b)(e)	11,700,000	11,714,139
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater: - continued
Series 2003-LLFA: - continued
Class B, 3.4% 12/16/14 (b)(e)	$ 4,615,000	$ 4,632,447
Class C, 3.5% 12/16/14 (b)(e)	4,982,000	5,005,573
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 3.2956% 10/7/13 (b)(e)	3,489,876	3,492,152
Class D, 4.2656% 10/7/13 (b)(e)	1,172,220	1,173,360
Class F, 4.6856% 10/7/13 (b)(e)	6,431,229	6,325,299
Class G1, 5.4956% 10/7/13 (b)(e)	6,000,000	6,000,000
Series 2002-XLF Class F, 4.8956% 8/5/14 (b)(e)	7,794,782	7,794,762
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 3.61% 2/15/13 (b)(e)	10,495,000	10,429,507
Class D, 3.61% 2/15/13 (b)(e)	4,000,000	3,987,711
Series 2003-CDCA:
Class HEXB, 4.71% 2/15/15 (b)(e)	770,000	770,963
Class JEXB, 4.91% 2/15/15 (b)(e)	1,300,000	1,301,625
Class KEXB, 5.31% 2/15/15 (b)(e)	960,000	961,200
Series 2000-NL1 Class E, 6.8139% 10/15/30 (b)(e)	4,345,000	4,423,296
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.15% 5/15/09 (b)(e)	18,000,000	18,015,840
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.33% 3/24/18 (b)(e)	7,861,169	7,861,169
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 2.99% 3/15/14 (b)(e)	3,510,000	3,512,434
Class E, 3.31% 3/15/14 (b)(e)	2,190,000	2,194,824
Class F, 3.36% 3/15/14 (b)(e)	1,755,000	1,758,774
Class G, 3.59% 3/15/14 (b)(e)	875,000	877,821
Series 2005-WL5A:
Class KHP1, 3.24% 1/15/18 (b)(c)(e)	1,745,000	1,745,000
Class KHP2, 3.44% 1/15/18 (b)(c)(e)	1,745,000	1,745,000
Class KHP3, 3.74% 1/15/18 (b)(c)(e)	2,060,000	2,060,000
Class KHP4, 3.84% 1/15/18 (b)(c)(e)	1,600,000	1,600,000
Class KHP5, 4.04% 1/15/18 (b)(c)(e)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $433,328,311)		434,149,057
Master Notes - 0.4%
	Principal Amount	Value
General Motors Acceptance Corp. Mortgage Credit 0% 4/11/05 (h) (Cost $23,977,600)	$ 24,000,000	$ 23,928,312
Cash Equivalents - 21.9%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.87%, dated 3/31/05 due 4/1/05) (i)	$ 813,122,871	813,058,000
With:
Goldman Sachs & Co. at 2.98%, dated 3/23/05 due 5/24/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $411,181,612, 1.87%- 4.5%, 6/25/33 - 8/10/42) (e)(g)	266,360,039	265,081,700
Morgan Stanley & Co. at 2.96%, dated 3/31/05 due 4/1/05 (Collateralized by Commercial Paper Obligations with principal amounts of $393,683,597, 0.99%- 5.91%, 6/9/05 - 12/15/41)	235,019,322	235,000,000
TOTAL CASH EQUIVALENTS (Cost $1,313,058,000)		1,313,139,700
TOTAL INVESTMENT PORTFOLIO - 91.5% (Cost $5,478,564,659)		5,487,710,904
NET OTHER ASSETS - 8.5%		508,951,664
NET ASSETS - 100%		$ 5,996,662,568
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
201 Eurodollar 90 Day Index Contracts	June 2005	$ 199,233,713	$ (21,949)
123 Eurodollar 90 Day Index Contracts	Sept. 2005	121,777,687	21,525
69 Eurodollar 90 Day Index Contracts	Dec. 2005	68,269,462	26,497
18 Eurodollar 90 Day Index Contracts	March 2006	17,802,900	6,985
4 Eurodollar 90 Day Index Contracts	June 2006	3,955,100	(1,966)
TOTAL EURODOLLAR CONTRACTS			31,092
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11

	June 2006	$ 10,000,000	$ 119,016
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $588,890,844 or 9.8% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,993,250.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) The maturity amount is based on the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,928,312 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
General Motors Acceptance Corp. Mortgage Credit 0% 4/11/05	3/7/05	$ 23,928,320
(i) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$813,058,000 due 4/1/05 at 2.87%
Banc of America Securities LLC.	$54,575,727
Bank of America, National Association	59,000,786
Barclays Capital Inc.	234,112,788
Bear Stearns & Co. Inc.	59,000,786
Countrywide Securities Corporation	59,000,786
Goldman Sachs & Co.	88,501,179
Morgan Stanley & Co. Incorporated.	67,113,394
UBS Securities LLC	191,752,554
$ 813,058,000
Income Tax Information
At September 30, 2004, the fund had a capital loss carryforward of approximately $7,150,344 all of which will expire on September 30, 2011.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 23, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	May 23, 2005